Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
California (98.2%)
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	100
	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,000
	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,000
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/23	370	370
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/24	395	401
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	513
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	686
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,168
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	1,000
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,425
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,644
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	502
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	527
[2]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	15,000	16,007
[2]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	13,115	14,109
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	764
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,020
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,675
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,063
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,426
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,265
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,790
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,234
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	24,443
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,585	8,187
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	90
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,510
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	20,979
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,795
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	228
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,065
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,373
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,167
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,285
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	360
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	535
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	494
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	730
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	513
[1]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,301
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	2,990
[1]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,259
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	845
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,239
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,363
	Alameda Fremont CA Unified School District GO	2.000%	8/1/36	370	284
	Alameda Fremont CA Unified School District GO	2.000%	8/1/37	4,425	3,278
	Alameda Fremont CA Unified School District GO	2.000%	8/1/38	6,550	4,715
	Alameda Fremont CA Unified School District GO	2.000%	8/1/39	6,890	4,858
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	2,630	2,653
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	3,105	3,132
	Alameda Oakland Unified School District GO	4.000%	8/1/24	600	603
	Alameda Oakland Unified School District GO	5.000%	8/1/24	1,275	1,293
	Alameda Oakland Unified School District GO	5.000%	8/1/24	1,375	1,394
	Alameda Oakland Unified School District GO	4.000%	8/1/25	175	177
	Alameda Oakland Unified School District GO	5.000%	8/1/25	2,850	2,945
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/26	2,835	2,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,965	2,105
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,160	1,200
	Alameda Oakland Unified School District GO	5.000%	8/1/28	2,940	3,146
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,210	1,297
	Alameda Oakland Unified School District GO	5.000%	8/1/28	6,140	6,464
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/29	2,060	2,206
	Alameda Oakland Unified School District GO	5.000%	8/1/30	1,800	1,924
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/30	2,030	2,173
	Alameda Oakland Unified School District GO	5.000%	8/1/30	100	105
	Alameda Oakland Unified School District GO	5.000%	8/1/31	480	512
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/31	5,250	5,610
[3]	Alameda Oakland Unified School District GO	5.000%	8/1/31	1,480	1,581
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/32	5,910	6,311
	Alameda Oakland Unified School District GO	5.000%	8/1/32	2,470	2,633
	Alameda Oakland Unified School District GO	5.000%	8/1/33	1,200	1,279
[3]	Alameda Oakland Unified School District GO	5.000%	8/1/33	2,540	2,884
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	3,500	3,584
[3]	Alameda Oakland Unified School District GO	5.000%	8/1/34	3,445	3,911
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	5,210	5,296
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/36	7,970	8,049
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/37	3,465	3,479
	Alameda Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,589
[1]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,506
[3]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,317
[3]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,220
[3]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,848
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	185
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	954
[1,5]	Alvord Unified School District GO	5.900%	2/1/24	1,280	1,294
[1]	Alvord Unified School District GO	5.000%	8/1/24	650	660
	Alvord Unified School District GO	5.000%	8/1/25	1,250	1,292
	Alvord Unified School District GO	5.000%	8/1/26	2,000	2,106
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,396
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,505
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,669
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,133
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,914
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,534
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,392
[5]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,070
[5]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,662
[1,5]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,405
[1,5]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,085
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,175	1,197
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,175	3,361
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,892
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,411
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,161
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	848
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,890
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	830
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,194
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,885
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,214
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,282
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,026
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	2,933
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,331
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	660
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,023
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,440
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	655
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	379
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,940
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,421
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	4,668
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,279
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,253
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	3,547
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,113
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,824
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,189
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	2,950	2,987
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,455
[3]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,131
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	784
	Antelope Valley Community College District GO	0.000%	8/1/32	1,345	975
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,193
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,762
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	216
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,135
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	89
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	155
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	103
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	179
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	175
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	274
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	283
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	375
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	371
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	13,944
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,400
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	918
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,271
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,801
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,250	1,258
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	32,748
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	48,832
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,640	18,367
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	30,281
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	9,815	9,576
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	54,820	50,082
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.360%	4/1/56	10,000	9,781
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.470%	4/1/56	13,000	12,668
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.160%	4/1/45	6,100	6,103
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.310%	4/1/36	2,000	2,011
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,763
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,750
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,170
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	1,010	1,176
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	722
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,068
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,078
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,557
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	1,000	962
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	888
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,486
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,426
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,422
	Berkeley CA GO	3.000%	9/1/31	1,030	1,016
	Berkeley CA GO	3.000%	9/1/36	610	547
	Berryessa Union School District GO	5.000%	8/1/35	1,150	1,338
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	394
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,649
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	3,290	2,304
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	2,200	1,744
[4]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	5,365	4,277
[4]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/30	6,710	5,137
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/24	1,000	1,016
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/25	1,445	1,468
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,032
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,375	2,413
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,259
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	750	762
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	517
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,710
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	1,992
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,095
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,220
	Burbank Unified School District GO	4.500%	8/1/32	4,180	4,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,376
	Burlingame School District GO	3.000%	8/1/36	175	157
	Burlingame School District GO	3.000%	8/1/37	155	136
	Burlingame School District GO	3.000%	8/1/38	175	149
	Burlingame School District GO	3.000%	8/1/39	175	148
	Burlingame School District GO	3.000%	8/1/40	235	195
	Burlingame School District GO	3.000%	8/1/41	350	287
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,604
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,203
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	105,365	110,358
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	104,775	108,890
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	81,455	80,345
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	125,600	131,816
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	47,290	48,699
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	103,815	101,555
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	103,225	102,041
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	537
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	698
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,702
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,118
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	907
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	993
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	825
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,635
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,517
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,890	4,896
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	4,714
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,862
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	606
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	485
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	455

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	511
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	358
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,022
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	725
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	523
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	233
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	629
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	467
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,132
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	288
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	509
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	461
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	212
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,396
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	644
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	711
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	934
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	300	326
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	544
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,266
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	328
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	492
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,174
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	267
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	655
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,295	2,344
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	844
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	931
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	507
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	568

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	507
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,004
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,291
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	636
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	993
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	615	602
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	686
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,879
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	777
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	971
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,078
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,810	1,741
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	481
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	463
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	269
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,205
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,252
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,608
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,174
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,229
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	1,875
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	200
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	183
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,539
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	882
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,453
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	806
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	601
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	747
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,013
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	981
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	205
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	737
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,368
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	327
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,365	1,440
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	472
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	107
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	202
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,146
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	482
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	984
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	531
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	918
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,410
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,029
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	479
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,344
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,590
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	601
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	827
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	809
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,701
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	653
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	967
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,268
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,270
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,385
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,185
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,609
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	557
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,611
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	931
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	505
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,802
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	650
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,398
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,177
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	19,725	23,224
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	10,000	11,407
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,117
[7]	California Educational Facilities Authority College & University Revenue TOB VRDO	4.110%	9/1/23	22,850	22,850
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,330
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,664
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,419
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	310
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	757
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	659
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	308
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	609
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,527
	California GO	5.000%	8/1/24	1,025	1,043
	California GO	5.000%	9/1/24	1,150	1,172
	California GO	5.500%	2/1/25	8,575	8,865
	California GO	4.000%	3/1/25	1,485	1,506
	California GO	5.000%	3/1/25	1,735	1,785
	California GO	5.000%	4/1/25	38,625	39,772
	California GO	5.000%	8/1/25	1,665	1,727

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/25	10,185	10,562
California GO	5.000%	8/1/25	12,430	12,890
California GO	5.000%	9/1/25	4,895	5,085
California GO	5.000%	9/1/25	25	25
California GO	5.000%	11/1/25	7,205	7,338
California GO	5.000%	3/1/26	11,030	11,327
California GO	5.000%	4/1/26	5,000	5,244
California GO	5.000%	4/1/26	2,620	2,748
California GO	5.000%	8/1/26	18,880	19,931
California GO	5.000%	8/1/26	20,695	21,847
California GO	5.000%	8/1/26	21,110	22,285
California GO	5.000%	8/1/26	23,250	24,544
California GO	5.000%	9/1/26	720	761
California GO	5.000%	9/1/26	2,700	2,800
California GO	5.000%	9/1/26	5,540	5,859
California GO	5.000%	10/1/26	26,620	28,200
California GO	5.000%	10/1/26	1,385	1,467
California GO	5.000%	10/1/26	10,040	10,543
California GO	5.000%	10/1/26	8,590	9,100
California GO	4.000%	11/1/26	2,540	2,620
California GO	5.000%	11/1/26	4,705	4,993
California GO	5.000%	11/1/26	9,160	9,720
California GO	5.000%	4/1/27	8,575	9,188
California GO	3.500%	8/1/27	16,345	16,697
California GO	5.000%	8/1/27	3,315	3,508
California GO	5.000%	8/1/27	10,515	11,128
California GO	5.000%	8/1/27	3,160	3,278
California GO	4.000%	9/1/27	5,745	5,970
California GO	5.000%	10/1/27	8,095	8,747
California GO	5.000%	10/1/27	8,280	8,713
California GO	5.000%	10/1/27	1,000	1,081
California GO	5.000%	10/1/27	19,805	21,401
California GO	5.000%	11/1/27	5,175	5,601
California GO	5.000%	11/1/27	25,135	27,205
California GO	5.000%	12/1/27	12,240	13,270
California GO	5.000%	4/1/28	10,185	11,158
California GO	5.000%	8/1/28	1,905	2,010
California GO	5.000%	8/1/28	6,510	6,752
California GO	5.000%	8/1/28	20,355	21,901
California GO	4.000%	9/1/28	7,000	7,172
California GO	4.000%	9/1/28	5,805	6,105
California GO	5.000%	9/1/28	17,715	18,725
California GO	5.000%	9/1/28	4,500	4,944
California GO	5.000%	10/1/28	15,000	16,505
California GO	5.000%	10/1/28	6,000	6,602
California GO	5.000%	11/1/28	12,375	13,375
California GO	5.000%	11/1/28	4,165	4,589
California GO	5.000%	11/1/28	20,000	22,037
California GO	5.000%	12/1/28	7,750	8,552
California GO	5.000%	4/1/29	10,000	11,097
California GO	5.000%	8/1/29	10,840	11,434
California GO	5.000%	8/1/29	44,340	46,771
California GO	4.000%	9/1/29	9,005	9,560
California GO	5.000%	9/1/29	3,225	3,407
California GO	5.000%	9/1/29	9,425	9,956
California GO	5.000%	9/1/29	4,500	5,028
California GO	5.000%	10/1/29	20,025	21,003
California GO	5.000%	10/1/29	7,855	8,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/29	5,000	5,595
	California GO	5.000%	10/1/29	20,000	22,379
	California GO	5.000%	12/1/29	3,500	3,927
	California GO	5.000%	4/1/30	6,240	7,041
	California GO	5.000%	4/1/30	4,285	4,835
	California GO	5.000%	8/1/30	19,935	21,008
	California GO	5.000%	8/1/30	2,610	2,799
	California GO	5.000%	8/1/30	6,555	6,908
	California GO	5.000%	9/1/30	9,180	9,502
	California GO	5.000%	10/1/30	5,800	5,911
	California GO	5.000%	10/1/30	1,935	2,162
	California GO	4.000%	11/1/30	14,470	14,925
	California GO	5.000%	11/1/30	11,835	12,745
	California GO	5.000%	4/1/31	12,445	14,257
	California GO	5.000%	4/1/31	10,000	11,456
	California GO	5.000%	8/1/31	10,015	10,267
	California GO	5.000%	8/1/31	22,300	23,485
	California GO	5.250%	8/1/31	5,755	5,981
	California GO	5.000%	9/1/31	5,655	5,964
	California GO	5.000%	9/1/31	5,455	6,291
	California GO	5.000%	9/1/31	9,450	10,898
[8]	California GO	4.000%	11/1/31	15,000	15,471
	California GO	5.000%	11/1/31	1,705	1,837
	California GO	5.000%	11/1/31	3,300	3,753
	California GO	5.000%	11/1/31	4,000	4,549
	California GO	5.000%	11/1/31	4,000	4,623
	California GO	5.000%	12/1/31	1,000	1,050
	California GO	5.000%	3/1/32	1,000	1,125
	California GO	5.000%	4/1/32	15,025	17,462
	California GO	5.000%	4/1/32	765	889
	California GO	5.000%	8/1/32	5,000	5,168
[1]	California GO	5.250%	8/1/32	19,680	23,000
	California GO	5.250%	8/1/32	2,025	2,103
	California GO	4.000%	9/1/32	4,280	4,377
	California GO	5.000%	9/1/32	15,110	15,892
	California GO	5.000%	9/1/32	6,000	6,897
	California GO	5.000%	9/1/32	2,750	3,213
	California GO	5.000%	9/1/32	8,650	8,665
	California GO	5.000%	10/1/32	5,380	6,293
	California GO	4.000%	11/1/32	12,175	12,549
	California GO	5.000%	11/1/32	1,860	2,045
	California GO	5.000%	12/1/32	1,000	1,048
	California GO	5.000%	3/1/33	4,395	4,511
	California GO	5.000%	3/1/33	4,785	5,371
	California GO	5.000%	4/1/33	2,615	2,898
	California GO	5.000%	4/1/33	2,405	2,787
	California GO	4.000%	8/1/33	15,190	15,512
	California GO	5.000%	8/1/33	1,270	1,334
	California GO	5.000%	8/1/33	3,495	3,551
	California GO	4.000%	9/1/33	750	766
	California GO	5.000%	9/1/33	25,075	26,367
	California GO	5.000%	9/1/33	7,040	8,203
	California GO	3.000%	10/1/33	2,150	2,074
	California GO	4.000%	10/1/33	1,500	1,605
	California GO	5.000%	10/1/33	7,000	7,073
	California GO	3.000%	11/1/33	5,000	4,821
	California GO	4.000%	11/1/33	12,500	12,873
	California GO	5.000%	3/1/34	2,135	2,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/34	1,270	1,424
	California GO	4.000%	8/1/34	18,290	18,642
	California GO	5.000%	8/1/34	5,160	5,528
	California GO	4.000%	9/1/34	3,400	3,467
	California GO	4.000%	9/1/34	26,130	26,644
	California GO	5.000%	9/1/34	1,190	1,229
	California GO	5.000%	9/1/34	22,760	23,917
	California GO	5.000%	9/1/34	5,700	6,625
	California GO	3.000%	10/1/34	1,150	1,098
	California GO	4.000%	10/1/34	1,400	1,483
	California GO	5.000%	10/1/34	9,200	9,367
	California GO	5.000%	10/1/34	5,000	5,851
	California GO	4.000%	11/1/34	10,895	11,177
	California GO	5.000%	11/1/34	8,070	9,115
	California GO	5.000%	12/1/34	5,000	5,650
	California GO	5.000%	3/1/35	13,890	15,504
	California GO	5.000%	4/1/35	7,865	9,042
	California GO	5.000%	4/1/35	18,860	20,644
	California GO	3.500%	8/1/35	1,185	1,171
	California GO	5.000%	8/1/35	9,015	9,458
	California GO	5.000%	8/1/35	21,500	22,131
	California GO	5.000%	9/1/35	5,000	5,251
	California GO	5.000%	9/1/35	5,850	6,733
[3]	California GO	5.000%	9/1/35	2,000	2,103
	California GO	3.000%	10/1/35	9,185	8,496
	California GO	5.000%	10/1/35	16,640	17,358
	California GO	5.000%	10/1/35	2,500	2,893
	California GO	4.000%	11/1/35	2,610	2,720
	California GO	5.000%	11/1/35	1,000	1,072
	California GO	5.000%	11/1/35	3,810	4,085
	California GO	5.000%	11/1/35	4,000	4,482
	California GO	5.000%	12/1/35	7,220	8,092
	California GO	4.000%	3/1/36	27,355	28,243
	California GO	5.000%	3/1/36	1,880	2,084
	California GO	5.000%	4/1/36	16,375	16,522
	California GO	5.000%	8/1/36	2,965	3,103
	California GO	5.000%	9/1/36	14,705	15,403
	California GO	5.000%	9/1/36	4,070	4,642
	California GO	5.000%	9/1/36	7,655	8,731
	California GO	3.000%	10/1/36	9,815	8,867
	California GO	4.000%	10/1/36	5,550	5,694
	California GO	5.000%	10/1/36	10,245	11,755
	California GO	5.000%	11/1/36	4,180	4,465
	California GO	5.000%	12/1/36	5,350	5,952
	California GO	4.000%	3/1/37	5,500	5,633
	California GO	5.000%	4/1/37	21,895	22,075
	California GO	3.000%	10/1/37	8,250	7,277
	California GO	4.000%	10/1/37	8,655	8,812
	California GO	4.000%	10/1/37	6,125	6,264
	California GO	4.000%	10/1/37	5,000	5,114
	California GO	5.000%	10/1/37	28,520	31,881
	California GO	4.000%	11/1/37	5,200	5,310
	California GO	5.000%	11/1/37	7,000	7,549
	California GO	5.000%	11/1/37	10,050	10,692
	California GO	5.000%	11/1/37	12,980	14,678
	California GO	4.550%	12/1/37	1,000	1,051
	California GO	4.000%	3/1/38	19,120	19,443
	California GO	5.000%	4/1/38	1,235	1,337

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/38	10,115	10,191
California GO	4.000%	11/1/38	9,000	9,165
California GO	5.000%	9/1/39	7,120	7,949
California GO	4.000%	10/1/39	14,145	14,289
California GO	4.000%	10/1/39	1,685	1,706
California GO	5.000%	10/1/39	2,500	2,805
California GO	5.000%	11/1/39	13,090	14,034
California GO	4.000%	3/1/40	11,035	11,093
California GO	3.000%	11/1/40	2,350	2,005
California GO	4.000%	11/1/40	2,890	2,906
California GO	4.000%	10/1/41	26,950	27,057
California GO	5.000%	10/1/41	18,065	19,730
California GO	3.000%	11/1/41	1,375	1,157
California GO	5.000%	4/1/42	5,000	5,273
California GO	4.000%	9/1/42	4,610	4,610
California GO	5.000%	9/1/42	21,970	24,208
California GO	4.000%	10/1/42	5,975	5,975
California GO	5.000%	10/1/42	30,000	32,165
California GO	5.000%	10/1/42	21,485	23,755
California GO	4.750%	12/1/42	2,250	2,340
California GO	2.375%	10/1/46	2,500	1,649
California GO	5.500%	12/1/52	4,985	5,517
California GO, Prere.	5.000%	4/1/26	860	902
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,521
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,028
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,354
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	323
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	375
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	865
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,175	1,199
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,364
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,694
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	454
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	515
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,669
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	433
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	778
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	3,686
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,041

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,296
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,045
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	486
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,295
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	437
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,749
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,005
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,253
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,317
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,250
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	293
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	596
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,457
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	346
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,110	1,206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,077
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	508
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,511
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	544
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	911
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,567
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,874
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	768
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	768
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,321
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	939
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	583
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	574

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	886
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	474
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,059
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	947
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	924
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,775
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,606
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	95
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,027
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	197
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,809
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,640	2,765
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,106
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,070
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,211
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	693
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,246
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,522
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,060
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	902
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,359
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	246
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,298
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,083
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,116

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	862
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	690
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,009
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,503
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	903
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,222
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,713
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,315	4,631
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	8,921
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,860
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,105	5,385
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	386
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	517
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,082
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,396
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	4,883
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	2,680
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,699
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	644
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,459
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,166
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	433
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,778
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,640
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,623

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,633
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,076
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,489
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,526
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,991
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,261
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,728
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,051
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	932
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	655
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,275
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	423
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	710
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,806
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,700	3,693
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,771
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,017
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	245
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,527
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	7,956
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	578
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,418
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,615
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	2,993
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	803
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,128
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,285

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,334
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,215
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	252
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,801
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,098
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,098
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	809
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,088
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,412
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	2,930
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,181
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	269
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,666
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	10,460	10,957
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	807
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	4,378
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,299
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,095
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,169
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	14,950	14,920
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	359
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,416
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	1,847
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,800
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,145	2,499
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	502
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	775
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,027
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,446
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	7,465	7,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	713
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	10,156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	678
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	20,975	22,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,301
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	4,900	4,952
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,000	6,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,400	5,454
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	726
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,570	8,256
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	233
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,300	12,243
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,030	1,033
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,932
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,655	18,028
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	27,995	29,296
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	11,770	12,369
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,925	6,548
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	23,315	24,179
[7,9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.260%	9/7/23	26,621	26,621
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,352
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,545
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,725
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	597
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	596
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	496
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	397
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	248
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	198
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	51,314	49,517
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	258
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	381
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	12,003	11,704
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	63,078	60,581
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	282
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	61,208	56,272
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	53,308	47,543
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,973	16,494
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,999	4,197
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	786
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	30,600	30,600
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,498
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	566
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	563
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	510
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	611
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	507
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	858
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	806
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	564
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,667
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	827
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,694
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,799

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,671
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,166
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	782
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,157
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,294
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,205
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,173
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,014
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	528
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	576
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,231
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	632
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,890
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,721
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	1,991
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	730
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,097
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,721
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,475
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,355
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,906
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	841
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	905
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,861
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	886
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	629
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,055
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,787
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,658
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,634
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,740	5,664
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,602
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	15,560	14,381
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	12,848
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,397
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,488
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,296
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,310
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,577
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	8,685	9,243
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,437
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,496
[11]	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,500	2,880
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,821
[11]	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,398
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,181
[11]	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,097
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,049
[11]	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/38	1,600	1,798
[11]	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/39	4,205	4,679
[11]	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/40	4,115	4,558
[11]	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	2,999
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	42,036
[6]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.410%	8/1/47	2,500	2,476
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	7,000	7,057
[7]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	1,910	1,854

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	340
California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,624
California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,325
California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	414
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	378
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	277
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	559
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	656
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,180
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,027
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	310
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,121
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	627
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,002
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	309
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	734
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	672
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,195
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,003
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,731
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,730	1,803
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	685
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	516
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	734
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	886
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,144
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,232
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	540
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	766
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	515

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	841
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	473
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	550
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	330
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	808
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	607
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	236
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	586
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	335
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,049
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,219
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	236
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	724
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	879
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	119
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,232
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	801
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	882
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	119
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,174
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	793
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,188
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	147
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	589
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,274
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	802
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,048
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	155
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,132
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	651
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	1,989
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	167
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	763
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,284
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,075
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	847
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,660
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	159
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	587
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	640
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	370
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,060
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	862
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	881
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	1,230	1,247
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	586
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	523
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,358
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,472
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,929
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,294
[1]	California Municipal Finance Authority COP	5.000%	11/1/29	275	296
[1]	California Municipal Finance Authority COP	5.000%	11/1/30	210	229
[1]	California Municipal Finance Authority COP	5.000%	11/1/32	450	499
[1]	California Municipal Finance Authority COP	5.000%	11/1/33	1,200	1,330
[1]	California Municipal Finance Authority COP	5.250%	11/1/34	1,000	1,140
[1]	California Municipal Finance Authority COP	5.250%	11/1/36	1,300	1,451
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,463
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,001
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	50
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,453
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,840
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,008
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,723
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,384
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,511
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,007
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	98
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,323
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,012
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	97
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,679
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	737
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,876
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,019
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,036
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	237
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,417
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,525
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,591
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	117
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	871
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,578
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,378
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,280
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	638
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,038
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	799
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,621
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,547
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,043
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,037
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,987
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	3,801
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,050	1,130
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	933
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,349
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,146
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,226
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,066
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,404
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,570
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,628
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,828
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,079
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,060
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,797
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,603
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	5,545	5,702
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,843
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,945
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	175
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,685
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,644
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	2,914
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,820	2,681
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	3,500	3,295
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,660
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	87
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	6,473
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,351
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	531
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	661
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,009
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,544
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,484
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,574
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	878
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	703
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,750
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,935
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,140
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,104
[3]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,534
[3]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,884
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/23	470	471
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	499
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	529
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	296
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	210
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	222
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	234
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	174
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	237
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	246
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	258
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	259
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	198
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	765	678
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	741
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,459
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	509
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,610
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	589
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	413
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	1,991
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,048
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	524
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,471
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,549
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	424
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,573
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,053
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,548
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	536
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,539
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,191
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,009
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,142
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,032
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	545
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	527
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,365
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,524
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,465
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,454
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,070
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,358
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,276
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,614
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,852	11,273
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,629
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,338
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	953
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	476
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,360
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	515
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,035
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,157
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	621
[7]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	516
[7]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,810
[7]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/1/23	4,000	4,000
[7]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	4.200%	9/1/23	14,080	14,080
[1,7]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.210%	9/7/23	2,405	2,405
[7]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,432
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	4,007
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,276
[7]	California Pollution Control Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/39	1,630	1,652
[11]	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	3,000	2,988
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	290
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	501
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	384
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	443
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,047
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	447
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	830	828
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	450
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	1,960	1,956
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	464
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	730	728
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,300	4,141
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	519
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	511
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	546
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,367
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,527
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,639
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	650
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,293
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,352
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,437
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	11,594
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	4,450	4,315
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	1,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	9/7/23	2,000	2,000
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,425	2,398
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	657
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	131
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	458
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	911
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	678
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	101
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	383
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	988
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	706
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	107
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	258
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	114
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	537
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,130
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	758
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	167
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	284
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,172
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	800	785
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	347
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	304
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	730	740
[7]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	323
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	851
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	304
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	355
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	243
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	600
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	456
[7]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	860	830
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	468
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	493
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	518
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	302
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,082
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	412
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	3,000	2,837
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,002
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	632
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,285
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	460
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	2,125	1,975
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	93
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	212
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	321
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	303
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	300	304
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	327
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	195
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,010
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,006
[7]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,710
[7]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,259
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	101
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	212
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	338
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	104
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	105
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	106
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,455
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	163
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	237
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	223
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	272
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	597
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	790
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	958
[7]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	958
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,525
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,243
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,036
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,228
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,586
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,571
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,825
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,912
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,380
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,320
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,293
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	3,125	3,222
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,480
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	4,000	4,399
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	15,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	18,850	20,899
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,613
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,211
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	15,375
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	13,266
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	10,225	11,506
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,609
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,289
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	15,000	17,127
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,083
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,016
	California State Public Works Board Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,371
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,139
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,106
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,117
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	280
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,060
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,749
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	2,500	2,861
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	19,413
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,285
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	6,040	6,883
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	25,167
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,720
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,586
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,384
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	5,999
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,630
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	6,000	6,389
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,323

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,598
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,494
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,437
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,906
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	17,255
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	2,047
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,035
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,269
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,130
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,027
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,027
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,874
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,192
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	1,520	1,543
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,162
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,442
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,280
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	709
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	705
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	648
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	937
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,708
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,144
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,007
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,512
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	741
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	881
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,121
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,366
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,160

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,304
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	7,945	9,092
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,555
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,218
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,116
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,441
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,599
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,514
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	4,500	4,506
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,405
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,601
California State University College & University Revenue	5.000%	11/1/26	1,400	1,490
California State University College & University Revenue	5.000%	11/1/27	2,155	2,245
California State University College & University Revenue	5.000%	11/1/28	2,635	2,748
California State University College & University Revenue	5.000%	11/1/30	1,300	1,366
California State University College & University Revenue	5.000%	11/1/30	600	674
California State University College & University Revenue	5.000%	11/1/31	8,350	8,773
California State University College & University Revenue	5.000%	11/1/32	6,180	6,625
California State University College & University Revenue	5.000%	11/1/32	5,335	5,603
California State University College & University Revenue	5.000%	11/1/33	6,270	6,719
California State University College & University Revenue	5.000%	11/1/33	10,155	10,662
California State University College & University Revenue	5.000%	11/1/33	5,000	5,180
California State University College & University Revenue	4.000%	11/1/34	665	693
California State University College & University Revenue	5.000%	11/1/34	5,000	5,355
California State University College & University Revenue	5.000%	11/1/34	8,560	9,385
California State University College & University Revenue	4.000%	11/1/35	580	600
California State University College & University Revenue	5.000%	11/1/35	8,000	8,526
California State University College & University Revenue	5.000%	11/1/35	13,205	13,659
California State University College & University Revenue	5.000%	11/1/35	5,000	5,446
California State University College & University Revenue	3.125%	11/1/36	100	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,522
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,185
	California State University College & University Revenue	5.000%	11/1/36	10,555	11,424
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,114
	California State University College & University Revenue	5.000%	11/1/37	10,465	11,261
	California State University College & University Revenue	5.000%	11/1/38	5,495	5,900
	California State University College & University Revenue	5.000%	11/1/39	1,725	1,868
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,416
	California State University College & University Revenue	5.000%	11/1/41	20,815	21,563
	California State University College & University Revenue	5.000%	11/1/41	1,285	1,442
	California State University College & University Revenue	5.000%	11/1/42	3,250	3,396
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,111
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,106
	California State University College & University Revenue	5.000%	11/1/44	1,250	1,374
	California State University College & University Revenue PUT	1.600%	11/1/26	27,940	25,794
	California State University College & University Revenue PUT	3.125%	11/1/26	5,000	4,952
[7]	California State University College & University Revenue TOB VRDO	4.090%	9/7/23	6,745	6,745
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,026
	California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	8,933
	California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	11,987
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,180
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	6,292
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	6,793
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,264
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,426
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,415
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,476
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,558
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,611
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	6,810
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	10,799
[12]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,101
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	201
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	503
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	600	606
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	771
[12]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	172
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	778
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	417
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	765
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	103
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	433
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,135
[12]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	151
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,120	2,158
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,615
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	358
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	610
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	550	575
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,387
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,146
[12]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	168
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	1,981
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	630
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,518
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	159
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	220
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,251
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,070
[12]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	189
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,442
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,120
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,547
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	434
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	850	915
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,041
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	109
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	975	1,015
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	853
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	2,940	3,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,321
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,482
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,568
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,749
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,564
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,747
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	708
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	495	547
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	300
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,650	1,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,515
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,450
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,025	1,100
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	645	714
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,136
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,399
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,495	3,594
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	533
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,340	1,389
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,306
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,661
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	254
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,815	1,949
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	680	752
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,362
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,687
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,000	2,068
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,208
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,057
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	715	788

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,524
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,152
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	876
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,055
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	347
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,737
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,400	1,536
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	734
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	855
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,653
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,543
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,526
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	914
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,330
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	618
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	1,992
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,561
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	500	541
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	703
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	744
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	628
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	350	375
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,018
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,317
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	1,929
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	2,944
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	400	426
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	2,864
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,651
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,500	3,291
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,477
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,219
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	3,958
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,406
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	563
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,069
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	2,900	2,621
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,350	1,335
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	4,950	4,640
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,280
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	303
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	338
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	627
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	528
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	747
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	19,851
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,420	23,082
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	17,035	18,825
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,140	8,995
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,485	4,956
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,648
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,267
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	3,851
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	705
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,775
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,238
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	5,030
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,049
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,257
[7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	900	903
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,030
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,500
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,078
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,153
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,129
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,062
[7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	901
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,545
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,465
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,038
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,791
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,041
[7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.600%	1/15/36	2,480	2,439
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	2,986
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	2,942
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	2,901
[7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,466
[7,9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/1/23	8,740	8,740
[7,9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	9/1/23	10,985	10,985
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,564
[7]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	9/1/23	31,756	31,756
[7]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	9/1/23	24,845	24,845
[7,9]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.460%	9/1/23	11,000	11,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Special Assessment Revenue	4.250%	9/2/32	2,265	2,210
[11]	California Statewide Communities Development Authority Special Assessment Revenue	4.750%	9/2/33	1,435	1,429
	California Statewide Communities Development Authority Special Assessment Revenue	5.125%	9/2/42	1,500	1,421
[11]	California Statewide Communities Development Authority Special Assessment Revenue	5.250%	9/2/43	1,500	1,470
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,333
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,161
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,252
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,650
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,341
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,814
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,391
	Carlsbad Unified School District GO	6.125%	8/1/31	145	173
	Carlsbad Unified School District GO	4.000%	5/1/33	720	739
	Carlsbad Unified School District GO	3.000%	8/1/33	300	283
	Carlsbad Unified School District GO	4.000%	5/1/34	685	700
	Carlsbad Unified School District GO	3.000%	8/1/34	500	469
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,008
	Carlsbad Unified School District GO	3.000%	8/1/35	500	458
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,057
	Carlsbad Unified School District GO	3.000%	8/1/36	500	448
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,211
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,307
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	129
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	241
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	278
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	277
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	337
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	335
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	335
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	390
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,171
	Castro Valley Unified School District GO	4.000%	8/1/33	750	770
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	100
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	126
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	127
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	398
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	108
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	432
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	385
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	993
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,757
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,264
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	410
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	302
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	304
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	306
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	256
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	257
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	308
[3]	Center Unified School District GO	4.000%	8/1/34	210	216
[3]	Center Unified School District GO	3.000%	8/1/35	950	856
[3]	Center Unified School District GO	3.000%	8/1/36	535	469
[3]	Center Unified School District GO	3.000%	8/1/38	1,310	1,102
[3]	Center Unified School District GO	3.000%	8/1/40	600	489
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,448
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,420
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,430
[1]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	5,529
	Central Unified School District GO	0.000%	8/1/33	500	335
	Central Unified School District GO	0.000%	8/1/34	300	191
	Central Unified School District GO	0.000%	8/1/35	300	181
	Central Unified School District GO	0.000%	8/1/36	235	133
	Central Unified School District GO	0.000%	8/1/37	500	267
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,497
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,272
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	950
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	636
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,363
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	628
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,455
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chaffey Community College District GO	3.000%	6/1/39	1,975	1,664
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	485
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	614
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,292
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	328
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,661
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	450
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	422
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	703
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	355
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	346
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	383
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	703
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	490
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	596
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	387
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	571
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	382
	Chico CA Sewer Revenue	5.000%	12/1/26	415	439
	Chico Unified School District GO	4.000%	8/1/28	300	314
	Chico Unified School District GO	4.000%	8/1/30	300	313
	Chico Unified School District GO	4.000%	8/1/32	280	292
	Chico Unified School District GO	4.000%	8/1/33	300	311
	Chico Unified School District GO	5.000%	8/1/33	750	779
	Chico Unified School District GO	4.000%	8/1/34	500	519
	Chico Unified School District GO	3.000%	8/1/38	900	761
	Chico Unified School District GO	3.000%	8/1/39	765	636
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,236
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,118
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,434
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	686
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,034
[3]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,216
[3]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,190
	Chino Valley Unified School District GO	0.000%	8/1/29	500	408
	Chino Valley Unified School District GO	0.000%	8/1/30	600	472
	Chino Valley Unified School District GO	0.000%	8/1/32	935	679
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	881
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	563
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	720
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,920
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	4,958
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	3,932
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,425
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,249
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	971
	Citrus Community College District GO, Prere.	5.000%	2/1/24	1,000	1,008
[3]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,167
[3]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,076
[3]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,484
[3]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,906
[3]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,073
[3]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,067
[3]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,333
[5]	Clovis Unified School District GO	0.000%	8/1/26	450	406
[5]	Clovis Unified School District GO	0.000%	8/1/28	6,705	5,639
[5]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,581
	Clovis Unified School District GO	0.000%	8/1/32	4,185	2,970
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,833
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,305
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,704
	Clovis Unified School District GO	5.250%	8/1/40	650	710
[1]	Coachella Valley Unified School District GO	0.000%	8/1/34	2,245	1,477
[1]	Coachella Valley Unified School District GO	0.000%	8/1/39	3,405	1,660
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,490
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,581
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,137
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,673
	Coast Community College District GO	3.000%	8/1/38	3,995	3,410
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,360
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,109
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,673
[3]	Compton CA Unified School District COP	4.000%	6/1/24	345	346
[3]	Compton CA Unified School District COP	5.000%	6/1/25	405	416
[3]	Compton CA Unified School District COP	5.000%	6/1/26	475	496
[3]	Compton CA Unified School District COP	5.000%	6/1/27	555	590
[3]	Compton CA Unified School District COP	5.000%	6/1/28	335	356
[3]	Compton CA Unified School District COP	5.000%	6/1/29	275	293
[3]	Compton CA Unified School District COP	5.000%	6/1/31	270	288
[3]	Compton CA Unified School District COP	5.000%	6/1/32	530	564
[3]	Compton CA Unified School District COP	4.000%	6/1/33	250	255
[3]	Compton CA Unified School District COP	4.000%	6/1/35	400	405
[3]	Compton CA Unified School District COP	4.000%	6/1/36	400	402
[3]	Compton CA Unified School District COP	4.000%	6/1/38	550	546
[3]	Compton CA Unified School District COP	4.000%	6/1/39	575	566
[3]	Compton CA Unified School District GO	5.000%	6/1/25	785	809
[3]	Compton CA Unified School District GO	5.000%	6/1/26	835	877
[3]	Compton CA Unified School District GO	5.000%	6/1/27	755	809
[3]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,225
[3]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,075
[3]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,259
[3]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,116
[3]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,041
[3]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	673
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,790	2,977
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	2,395	2,591
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,903
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,152
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,137
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,573
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,872
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,454
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,206
	Contra Costa Community College District GO	5.000%	8/1/37	1,500	1,697
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	946
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,347
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,712
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,294
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	4,437
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,782
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,145
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,401
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,147
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	6,470
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,043
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	845
[11]	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	470
[11]	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	788
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	998
[11]	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,527
[11]	Contra Costa Water District Water Revenue	5.000%	10/1/42	1,000	1,111
[11]	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	830
[13]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,237
[13]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,380
[13]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,306
[13]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,084
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,575
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,040
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,036
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,054
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	359
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	510
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	682
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	793
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,900	1,600
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,690	15,256
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,615	4,194
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,830	13,314
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	7,615
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,704
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,306
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,259
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	382
	Cupertino CA COP	4.000%	6/1/25	700	708
	Cupertino CA COP	4.000%	6/1/28	700	735
	Cupertino CA COP	4.000%	6/1/30	865	924
	Cypress School District GO	0.000%	8/1/29	1,845	1,488
[1]	Davis Joint Unified School District COP	5.000%	8/1/25	3,600	3,714
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,039
[3]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,015
[3]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,290
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,586
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,473
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,635
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	1,270	1,258
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,510	2,425
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	6,000	6,373
	Desert Community College District GO	4.000%	8/1/33	700	732
	Desert Community College District GO	4.000%	8/1/37	300	302
	Desert Community College District GO	4.000%	8/1/39	500	502
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,071
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,454
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	169
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	174
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	204
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	129
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	123
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	417
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	189
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	358
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	231
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	286
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	238
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	301
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	133
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	521
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	464
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	561
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	579
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,081
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,394
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	967
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	717
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,602
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,164
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	8,711
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,114
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,913
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,797
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,312
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,652
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,693
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,491
[3]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,190
[1]	East Side Union High School District GO	0.000%	8/1/27	300	260
[3]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,242
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,632
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,108
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,248
	East Side Union High School District GO	2.000%	8/1/30	6,640	5,841
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,094
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,029
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,730
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,193
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,849
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,447
	East Side Union High School District GO	3.750%	8/1/35	250	246
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,495
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,732
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,696
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,271
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,078
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,108
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,002
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	3,868
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,736
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,034
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,251
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,431
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,259
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,437
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,332
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,169
[5]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	2,894
[5]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,278
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,107
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,352
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,434
	El Monte Union High School District GO	4.000%	6/1/31	100	103
	El Monte Union High School District GO	4.000%	6/1/32	185	190
	El Monte Union High School District GO	4.000%	6/1/33	285	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Monte Union High School District GO	4.000%	6/1/34	345	353
	El Monte Union High School District GO	4.000%	6/1/35	400	407
	El Monte Union High School District GO	4.000%	6/1/36	705	712
	El Monte Union High School District GO	4.000%	6/1/38	725	727
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	901
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,082
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,136
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,867
[3]	Elk Grove Unified School District COP	3.000%	2/1/37	700	603
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,332
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,484
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,735
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,059
	Escondido CA GO	5.000%	9/1/25	1,000	1,033
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,327
[13]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,478
[13]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,219
[13]	Evergreen School District GO	0.000%	8/1/26	2,200	2,006
	Evergreen School District GO	4.000%	8/1/34	1,070	1,081
	Evergreen School District GO	4.000%	8/1/35	335	341
	Evergreen School District GO	4.000%	8/1/37	1,050	1,053
[13]	Fairfield CA COP	0.000%	4/1/34	940	621
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	5,034
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	514
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,013
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,833
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,075
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,282
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,350
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,351
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,379
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,484
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	10,172	9,134
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	6,414	5,565
[7,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,917	25,046
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,145	11,169
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,909	4,151
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,424	12,223
[13]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/33	1,205	833
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	75
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	855	873
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	149
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,887
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	112
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	152
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	159
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	205
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	458
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	240
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	478
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	498
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	109
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,737
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	264
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,825
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	270
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,917
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	268
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	276
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	139
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	198
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	246
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	400
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	560
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,292
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	905
[5,15]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	12,471
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,687
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	573
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	8,802
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	933
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	1,977
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	864
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	848
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,589
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	713
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,250
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	708
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,855
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	354
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	728
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	870
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	416
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	811
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,271
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,090
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,428
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	7,981	8,168
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,731
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,182
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,136
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.625% coupon rate effective 1/15/24	0.000%	1/15/32	6,500	7,410
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,120
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,098
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,307
	Foster City CA GO	4.000%	8/1/32	275	285
	Foster City CA GO	3.000%	8/1/33	500	474
	Foster City CA GO	3.000%	8/1/35	535	496
	Foster City CA GO	3.000%	8/1/38	950	816
	Foster City CA GO	3.000%	8/1/40	830	688
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,079
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,097
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,046
[11]	Fremont Union High School District GO	5.000%	8/1/25	795	809
[11]	Fremont Union High School District GO	5.000%	8/1/26	400	415
[11]	Fremont Union High School District GO	5.000%	8/1/27	505	533
[11]	Fremont Union High School District GO	5.000%	8/1/28	750	805
[11]	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,818
[11]	Fremont Union High School District GO	5.000%	8/1/30	1,325	1,467
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,008
[11]	Fremont Union High School District GO	5.000%	8/1/32	1,235	1,405
[11]	Fremont Union High School District GO	5.000%	8/1/33	1,135	1,302
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,102
[11]	Fremont Union High School District GO	5.000%	8/1/34	2,415	2,787
[11]	Fremont Union High School District GO	5.000%	8/1/35	2,500	2,858
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,817
	Fremont Union High School District GO	3.000%	8/1/39	2,125	1,803
	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,120
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,215
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,399
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,365
	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,859
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,645
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,729
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,604
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,104
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	799
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,261
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,606
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	557
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	512
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,626
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	559
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	558
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,172
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	652
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,261
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	579
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	614
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	542
	Fresno Unified School District GO	4.000%	8/1/28	385	403
	Fresno Unified School District GO	4.000%	8/1/29	550	572
	Fresno Unified School District GO	4.000%	8/1/30	570	591
	Fresno Unified School District GO	4.000%	8/1/31	485	503
	Fresno Unified School District GO	4.000%	8/1/32	385	398
	Fresno Unified School District GO	3.000%	8/1/33	1,000	935
	Fresno Unified School District GO	4.000%	8/1/33	665	686
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,125
	Fresno Unified School District GO	4.000%	8/1/34	450	462
	Fresno Unified School District GO	3.000%	8/1/35	685	617
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,445
	Fresno Unified School District GO	4.000%	8/1/36	670	681
	Fresno Unified School District GO	3.000%	8/1/37	1,125	962
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,065
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,001
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,609
	Fresno Unified School District GO	5.000%	8/1/39	900	965
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,467
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,924
	Fresno Unified School District GO	5.000%	8/1/41	500	533
	Fresno Unified School District GO	5.000%	8/1/42	500	532
[3]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,332
[3]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,330
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,358
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	869
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,162
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,239
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,323
	Gilroy Unified School District GO	4.000%	8/1/38	485	485
	Glendale CA Community College District GO	0.000%	8/1/24	235	228
	Glendale CA Community College District GO	0.000%	8/1/25	365	342
	Glendale CA Community College District GO	0.000%	8/1/26	360	326
	Glendale CA Community College District GO	0.000%	8/1/27	515	452
	Glendale CA Community College District GO	0.000%	8/1/28	780	662
	Glendale CA Community College District GO	0.000%	8/1/29	570	466
	Glendale CA Community College District GO	0.000%	8/1/30	910	716
	Glendale CA Community College District GO	0.000%	8/1/31	900	682
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	731
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,267
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,400
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,434
[3]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,343
[3]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,635
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,688
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,848
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,377
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	25,063
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,591
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,497
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,102
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,374
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,824
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,633
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,687
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,796
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,807
[4]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	3,854
[3,4]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	2,824
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,331
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,834
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,217
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,432
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,698
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,631
[5]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	16,070
	Grossmont Union High School District GO	0.000%	8/1/32	5,535	3,959
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,040
[13]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,065
[13]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,432
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,246
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,265
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	302
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,448
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	571
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	621
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,471
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,673
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,481
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,475
[1]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,481
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	670
	Hartnell CA Community College District GO	4.000%	8/1/37	600	605
	Hartnell CA Community College District GO	3.000%	8/1/38	380	326
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,426
	Hartnell CA Community College District GO	3.000%	8/1/40	635	530
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,086
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,258
	Hayward Unified School District COP	5.000%	8/1/35	585	616
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,424
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,040
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,034
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,099
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,381
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,667
	Hayward Unified School District COP	5.250%	8/1/42	2,875	2,972
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	578
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	945
[1]	Hayward Unified School District GO	0.000%	8/1/34	150	99
[3]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,863
[3]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,552
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,008
[3]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,361
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	819
[3]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,641
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,541
[3]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,001
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	3,942
[3]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,110
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,354
[3]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,320
[3]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,319
[3]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,522
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,309
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,095
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,010
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,230
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	500
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	621
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	391
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	967
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,276
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	558
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	589
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	365
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,144
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,235
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,392
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,459
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,609
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,783
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,876
[3]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,019
[5]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,325
[5]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	436
[1,15]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	481
[5]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	4,630
[3]	Imperial Community College District GO	0.000%	8/1/24	500	484
[3]	Imperial Community College District GO	0.000%	8/1/25	725	676
[3]	Imperial Community College District GO	0.000%	8/1/26	1,005	904
[3]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,372
[3]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,578
[3]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,609
[5]	Imperial Community College District GO	0.000%	8/1/30	330	255
[13]	Imperial Community College District GO	0.000%	8/1/33	1,210	830
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	648
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,584
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/41	3,905	4,148
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	200
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	170
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	186
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	187
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	308
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	289
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	224
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	600
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,026
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	750
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	724
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,636
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	529
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,288
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,081
[3]	Inglewood Unified School District GO	4.000%	8/1/24	250	251
[3]	Inglewood Unified School District GO	4.000%	8/1/25	300	303
[3]	Inglewood Unified School District GO	4.000%	8/1/27	250	257
[3]	Inglewood Unified School District GO	5.000%	8/1/29	350	375
[3]	Inglewood Unified School District GO	5.000%	8/1/30	400	429
[3]	Inglewood Unified School District GO	5.000%	8/1/33	500	535
[3]	Inglewood Unified School District GO	5.000%	8/1/34	600	644
[3]	Inglewood Unified School District GO	4.000%	8/1/35	500	504
[3]	Inglewood Unified School District GO	4.000%	8/1/37	260	257
[3]	Inglewood Unified School District GO	4.000%	8/1/38	505	500
[3]	Inglewood Unified School District GO	4.000%	8/1/39	750	740
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	200	200
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	400	400
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	800	800
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	203
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	857
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	256
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	458
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	506
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	313
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	817
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	398
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,462
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	559
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	544
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,351
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	357
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,040
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	285
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	565	583
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	409
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	253
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	274
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	492
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/27	1,235	1,295
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/28	2,500	2,622
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/29	4,000	4,197
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,855
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,588
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,183
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/32	3,650	3,877
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/33	2,790	2,961
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/34	1,300	1,379
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,054
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/33	1,000	1,060
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/34	2,000	2,119
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/35	2,500	2,642
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,806
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,145	1,145
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,220	1,232
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,338
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	157
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	549
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	382
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	401
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	212
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	208
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	370
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	468
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	546
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,126
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	260
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	431
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	527
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	359
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	274
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	525
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	254
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	228
[3]	Jefferson Union High School District COP	4.000%	8/1/29	90	94
[3]	Jefferson Union High School District COP	4.000%	8/1/30	100	105
[3]	Jefferson Union High School District COP	4.000%	8/1/31	150	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Jefferson Union High School District COP	4.000%	8/1/32	100	105
[3]	Jefferson Union High School District COP	4.000%	8/1/33	150	157
[3]	Jefferson Union High School District COP	4.000%	8/1/34	100	104
[3]	Jefferson Union High School District COP	4.000%	8/1/35	355	366
[3]	Jefferson Union High School District COP	4.000%	8/1/36	640	649
[3]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,011
[3]	Jefferson Union High School District GO	5.000%	8/1/24	875	888
	Jefferson Union High School District GO	4.000%	8/1/33	200	206
	Jefferson Union High School District GO	4.000%	8/1/34	125	128
	Jefferson Union High School District GO	3.000%	8/1/35	150	135
	Jefferson Union High School District GO	3.000%	8/1/36	250	219
	Jefferson Union High School District GO	5.000%	8/1/36	170	195
	Jefferson Union High School District GO	5.000%	8/1/36	300	345
	Jefferson Union High School District GO	3.000%	8/1/37	275	235
	Jefferson Union High School District GO	5.000%	8/1/37	130	147
	Jefferson Union High School District GO	5.000%	8/1/37	310	351
	Jefferson Union High School District GO	4.000%	8/1/38	365	361
	Jefferson Union High School District GO	5.000%	8/1/38	135	151
	Jefferson Union High School District GO	4.000%	8/1/39	400	395
	Jefferson Union High School District GO	5.000%	8/1/39	500	556
	Jefferson Union High School District GO	5.000%	8/1/40	340	376
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,101
	Jefferson Union High School District GO	5.000%	8/1/42	750	822
	Jefferson Union High School District GO	5.000%	8/1/43	500	547
	Jefferson Union High School District GO	5.000%	8/1/44	750	818
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	150
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	149
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	199
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	99
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	98
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	98
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,365
[3]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	725
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	629
[3]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	802
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,775
[3]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	381
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,020
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,745
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,888
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	605
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,320
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	3,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	2,091
[3]	Kern Community College District COP	3.000%	6/1/33	500	469
[5]	Kern Community College District GO	0.000%	11/1/27	7,375	6,389
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,356
	Kern Community College District GO	4.000%	8/1/31	520	550
	Kern Community College District GO	4.000%	8/1/32	445	468
	Kern Community College District GO	4.000%	8/1/33	635	664
	Kern Community College District GO	5.250%	8/1/39	1,400	1,608
	Kern Community College District GO	5.250%	8/1/40	1,200	1,372
	Kern Community College District GO	5.250%	8/1/41	1,000	1,139
	La Canada Unified School District GO	4.000%	8/1/33	510	533
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,034
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	154
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	205
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	231
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	277
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	359
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	250
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	254
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	373
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	427
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	908
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,219
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	374
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	497
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,200
[5]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,383
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	464
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	441
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	618
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,374
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,136
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	842
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,881
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	950
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,056
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,266
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	4,909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,190
	Liberty Union High School District GO	4.000%	8/1/30	750	772
[1]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,315
	Liberty Union High School District GO	4.000%	8/1/31	565	582
	Liberty Union High School District GO	4.000%	8/1/32	250	259
	Liberty Union High School District GO	3.000%	8/1/35	670	604
	Liberty Union High School District GO	3.000%	8/1/36	750	658
	Liberty Union High School District GO	3.000%	8/1/37	825	706
	Liberty Union High School District GO	3.000%	8/1/38	900	761
	Liberty Union High School District GO	3.000%	8/1/39	1,000	832
	Liberty Union High School District GO	3.000%	8/1/40	1,000	824
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,356
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	450
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,149
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	565
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,046
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,107
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,376
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,753
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,584
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,692
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,376
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,759
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,323
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,220
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	445
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	102
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	357
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	672
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	238
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	333
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	491
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	527
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	778
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	756
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	645
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,075
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,126
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	788
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	612
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	370
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	625
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	428
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	256
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	215
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	689
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	706
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	847
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,419
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,036
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,464
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	941
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	757
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,377
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,443
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	760
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,147
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	148
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,038
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,290	2,456
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,747
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,133
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	13,100	13,975
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	5.180%	11/15/25	16,845	16,754
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	5.200%	11/15/26	10,010	9,899
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	584
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	582
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	577
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	663
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	400
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	847
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	565
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,120
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	577
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	708
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	558
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,069
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,066
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	2,912
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,321
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,266
	Long Beach Community College District GO	4.000%	8/1/33	760	780
	Long Beach Community College District GO	4.000%	8/1/33	400	412
	Long Beach Community College District GO	4.000%	8/1/34	600	614
	Long Beach Community College District GO	4.000%	8/1/35	705	717
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,450
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,671
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,826
	Long Beach Community College District GO	3.000%	8/1/39	1,115	934
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,237
	Long Beach Community College District GO	3.000%	8/1/41	2,460	1,998
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	805
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	236
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	153
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	155
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	208
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	209
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	240
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	389
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	360
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	400
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	428
[13]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,495
[13]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,316
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,168
[13]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,358
[13]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,194
	Long Beach Unified School District GO	0.000%	8/1/31	2,255	1,647
[13]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,042
[13]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,673
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,051
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,873
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,406
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,591
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,428
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,918
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,994
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,613
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,170
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,314
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	604
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,111
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,358
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,251
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	855
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,044
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,499
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,207
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,005
[7,9]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.460%	9/1/23	11,200	11,200
	Los Angeles CA Unified School District COP	5.000%	10/1/27	4,745	5,084
	Los Angeles CA Unified School District COP	5.000%	10/1/28	4,200	4,568
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	471
	Los Angeles CA Unified School District COP	5.000%	10/1/29	5,725	6,309
[3]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	545
	Los Angeles CA Unified School District COP	5.000%	10/1/35	3,365	3,793
	Los Angeles CA Unified School District COP	5.000%	10/1/36	5,000	5,586
	Los Angeles CA Unified School District COP	5.000%	10/1/37	3,260	3,609
	Los Angeles CA Unified School District COP	5.000%	10/1/38	3,155	3,469
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	27,367
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,559
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,166
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,513
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,060	34,500
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,684
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,006
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,056
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,213
	Los Angeles CA Unified School District GO	4.000%	7/1/31	10,000	10,736
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/31	10,000	10,936
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,064
	Los Angeles CA Unified School District GO	4.000%	7/1/32	17,700	18,868
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,279
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,162
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,550
	Los Angeles CA Unified School District GO	5.000%	7/1/33	7,890	9,200
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,375
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,914
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,812
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,859
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,512
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,703
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,047
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,322
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	7,660
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,307
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	3,983
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,480
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,043
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	14,763
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,274
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,097
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	8,905
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,156
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,573
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,641
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,558
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,033
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,188
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,188
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,641
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,399
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,885
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,374
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,649
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,493
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,565
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,431
[7]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	4.110%	9/7/23	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,278
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,391
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,508
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,614
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,493
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	7,975

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,850
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	8,502
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,406
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,705
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,339
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,343
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,399
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,574
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,303
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,567
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,375
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,539
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,559
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,446
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,359
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,342
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,592
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,822
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,049
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,703
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,595	1,645
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,260
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,757
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,858
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,368
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,682
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	7,976
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,213
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,803
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	3,984

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,091
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,071
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,011
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,054
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	4,970
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,129
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	880
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	6,401
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,490	1,682
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	926
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	977
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	6,456
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,257
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,027
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,254
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,076
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,292
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,124
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,321
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,171
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,120
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,221
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,293
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,274
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,009
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,726
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,333
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,662
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,180
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	9,484

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,395
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,353
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,542
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	797
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,086
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,019
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,127
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,158
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,275
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,718
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/31	1,500	1,746
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,622
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,528
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,658
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,703
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	3,922
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,586
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,091
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,797
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,073
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,208
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,230
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	728
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,142
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,166
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,093
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,393
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	7,448

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,075
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,174
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,942
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	9,629
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,062
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,106
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,392
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,170
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,213
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,054
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,985
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,596
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	294
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,430
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,306
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,008
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,585
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	907
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,647
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,658
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,830
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,282
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	1,250	1,413
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,239
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,442
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,350
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,501
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,580
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	701
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,655	6,686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,214
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,552
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,764
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,776
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,450
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,811
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,345
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,884
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,106
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,752
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,328
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	1,995
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,881
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,918
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,048
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,750
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,424
[7]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	4.090%	9/7/23	5,885	5,885
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.000%	7/1/26	5,000	4,983
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,111
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	785
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,220
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,340	2,469
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	1,500	1,619
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,242
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,206
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,008
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	4,968
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,535
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,386

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	1,300	1,318
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,171
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	32,249
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,659
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	33,050	33,850
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,675
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	22,769
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,027
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,102
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,164
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	39,372
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,559
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,799
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,750	2,005
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,361
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,098
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,091
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,615
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	27,066
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,755	1,977
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,332
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,574
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,396
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,132
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	3,763
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	8,105	8,946
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	7,500	7,576
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,256
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,825
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	21,765	23,913
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,334
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,496
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,296
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	35,390	38,795
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,738
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,661
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	9,265	9,646
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,175	7,651
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,352
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,453
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,017
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,444
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,839
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	5,580	5,659
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,770
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,377
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,528
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,243
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,946
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,000	3,319
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	7,000	7,888
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,680
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,261
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,845
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,720	3,093
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,774
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	3,907
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,200	3,602
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,671
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,385
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,340	3,721
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,335	3,702
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	8,464
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,199
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,870
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,287
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,057
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	8,692
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,467
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	4,487
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,313
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	10,787
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,392
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,458
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,127
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,525
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,145
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,456
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	930
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,539
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	10,652
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,054
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	8,255	8,357
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,388
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,080
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,680
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,901
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,131
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	11/1/40	5,000	5,411
	Los Angeles Unified School District GO	5.000%	7/1/37	1,000	1,072
	Los Angeles Unified School District GO	5.000%	7/1/37	3,000	3,411
	Los Angeles Unified School District GO	5.000%	7/1/38	4,000	4,273
	Los Angeles Unified School District GO	5.000%	7/1/38	2,480	2,794
	Los Angeles Unified School District GO	4.000%	7/1/39	10,000	10,120
	Los Angeles Unified School District GO	5.000%	7/1/39	3,750	4,204
	Los Angeles Unified School District GO	4.000%	7/1/40	4,050	4,047
	Los Angeles Unified School District GO	5.000%	7/1/40	1,500	1,674
	Los Angeles Unified School District GO	4.000%	7/1/41	5,465	5,437
	Los Angeles Unified School District GO	5.000%	7/1/41	1,335	1,484
	Los Angeles Unified School District GO	5.000%	7/1/42	2,975	3,260
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,183
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,232
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,171
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,215
	Los Rios Community College District GO	3.000%	8/1/35	1,035	940
	Los Rios Community College District GO	4.000%	8/1/35	250	255
	Los Rios Community College District GO	4.000%	8/1/36	700	709
	Los Rios Community College District GO	4.000%	8/1/37	525	528
	Los Rios Community College District GO	4.000%	8/1/38	610	609
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,092
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,125
[5]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,130
[5]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,951
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	274
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	390
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	364
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	339
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	567
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,100
[5]	Manteca Unified School District GO	0.000%	8/1/33	5,435	3,821
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,032
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,032
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	838
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	8,023
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,085
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	1,990
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,174
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,038
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,919
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,399
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,320
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,523
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,654
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,113
[3]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,201
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	510
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	602
	Menifee Union School District GO	4.000%	8/1/29	165	174
	Menifee Union School District GO	4.000%	8/1/30	200	213
	Menifee Union School District GO	4.000%	8/1/32	250	263
[1]	Menifee Union School District GO	4.000%	8/1/34	350	363
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	471
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	699
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,073
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,301
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,926
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,813
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,220
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,938
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,780
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,500	1,718
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	2,000	2,326
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/32	1,000	1,180
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,673
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,746
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,316
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/36	1,250	1,438
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	1,200	1,364
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,758
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,086
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,902
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,089
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	9,170	10,074
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,079
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	1,907
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	11,345
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,236
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	1,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,447
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,729
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,583
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,386
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,595
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,725
[5]	Modesto High School District GO	0.000%	8/1/26	5,010	4,527
	Modesto High School District GO	5.000%	8/1/39	850	944
	Modesto High School District GO	5.000%	8/1/40	505	556
	Modesto High School District GO	5.000%	8/1/41	710	777
	Modesto High School District GO	5.000%	8/1/42	840	915
	Modesto High School District GO	5.000%	8/1/43	1,185	1,285
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,535
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,915
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,330
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,548
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,157
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,000	2,046
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	682
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	632
[5]	Montebello Unified School District GO	0.000%	8/1/26	1,000	895
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,642
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	3,013
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,307
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,094
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	735
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	778
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	861
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	960
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,055
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,244
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,456
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	957
[3]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	258
[3]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	471
[3]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	366
[3]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	324
[3]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,462
[3]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	816
[3]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,430
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,315
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	415
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	207
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,259
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,873
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,382
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,326
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,406
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/23	320	320
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	498
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	345
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	297
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	372
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	446
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	470
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	225
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	580
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	348
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	603
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	417
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	417
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	337
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	310
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	333
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,021
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	320
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	302
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	301
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	273
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,196
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,171
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,425
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,360
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	543
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	380
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	486
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,298
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	276
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	531
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,011
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,296
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,239
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	620	659
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	185	197
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	2,070	2,200
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	15,720
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	13,842
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	17,830	21,745
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	12,935	15,386
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,150	17,983
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	21,485
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	850
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	352
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	718
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,437
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,671
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	330
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,297
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,742
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,002
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,430
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,361
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	594
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,414
	New Haven Unified School District GO	4.000%	8/1/29	100	104
	New Haven Unified School District GO	4.000%	8/1/30	100	104
	New Haven Unified School District GO	4.000%	8/1/31	100	104
	New Haven Unified School District GO	4.000%	8/1/32	100	103
	New Haven Unified School District GO	4.000%	8/1/35	325	332
	New Haven Unified School District GO	4.000%	8/1/36	155	157
	New Haven Unified School District GO	4.000%	8/1/37	300	302
	New Haven Unified School District GO	4.000%	8/1/38	805	807
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	2,974
[3]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,165
[3]	Newark CA Unified School District GO	4.000%	8/1/38	885	884
[3]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	989
[3]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	977
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,025	979
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	725	742
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,242
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,822
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,153
[5]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,045
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,351
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,270
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,400
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	512
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,683
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,851
[3]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	864
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	668
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,109
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	288
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	448
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,091
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	924
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,544
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	833
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	734
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,178
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	533
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,287
[3]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,245
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	533
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,192
	North Orange County CA Community College District GO	4.000%	8/1/33	375	395
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,541
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,829
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,832
[7]	North Orange County CA Community College District GO TOB VRDO	4.090%	9/7/23	6,665	6,665
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	109,045	108,877
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,105
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	702
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,260
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,864
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,453
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,677
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,496
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,457
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,227
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,651
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,301
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,584
[12]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	257
[5]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	677
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	574
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	388
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,209
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	754
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	824
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,454
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,437
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,483
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,227
	Oak Grove School District GO	0.000%	8/1/31	1,915	1,496
	Oak Grove School District GO	0.000%	8/1/32	1,030	803
	Oakland CA GO	2.000%	1/15/34	5,505	4,597
	Oakland CA GO	2.000%	1/15/35	4,480	3,666
	Oakland CA GO	2.125%	1/15/36	4,735	3,819
	Oakland CA GO	3.000%	1/15/40	6,580	5,537
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,616
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,157
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	10,748
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,279
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,708
[3]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,518
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	500
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,305
[13]	Oceanside Unified School District GO	0.000%	8/1/29	3,170	2,557
[13]	Oceanside Unified School District GO	0.000%	8/1/30	2,050	1,588
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,004
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,218
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,251
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,215
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,508
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,221
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/27	500	536
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/28	900	983
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/29	1,000	1,110
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,320
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,163
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,520
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,138
	Orange County Water District Water Revenue	5.000%	8/15/32	860	965
	Orange County Water District Water Revenue	4.000%	8/15/35	790	821
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,275
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,086
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,163
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,175
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	761
[13]	Oxnard School District GO	0.000%	8/1/31	1,520	1,123
[13]	Oxnard School District GO	0.000%	7/1/33	3,445	2,338
	Oxnard Union High School District GO	4.000%	8/1/24	200	201
	Oxnard Union High School District GO	5.000%	8/1/26	850	896
	Oxnard Union High School District GO	5.000%	8/1/27	750	807
	Oxnard Union High School District GO	5.000%	8/1/29	850	918
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,059
	Oxnard Union High School District GO	4.000%	8/1/31	750	772
	Oxnard Union High School District GO	4.000%	8/1/32	325	336
	Oxnard Union High School District GO	4.000%	8/1/33	375	387
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,144
	Oxnard Union High School District GO	4.000%	8/1/36	750	758
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,225
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,631
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	231
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	256
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	305
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	253
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,216
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	475	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	783
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,200	1,098
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,068
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,107
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,152
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,269
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,182
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	400
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	736
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,225
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	567
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	870
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	735
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,434
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,350
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,520
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	794
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,121
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,325
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,428
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,019
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,659
	Palomar Health COP	5.000%	11/1/23	600	601
	Palomar Health COP	5.000%	11/1/24	665	672
	Palomar Health COP	5.000%	11/1/26	445	455
	Palomar Health COP	5.000%	11/1/27	750	771
	Palomar Health COP	5.000%	11/1/32	4,550	4,683
[13]	Palomar Health GO	0.000%	8/1/24	5,130	4,966
[13]	Palomar Health GO	0.000%	8/1/26	1,250	1,128
	Palomar Health GO	5.000%	8/1/26	310	323
[5]	Palomar Health GO	0.000%	8/1/27	16,165	14,038
[13]	Palomar Health GO	0.000%	8/1/27	8,095	7,057
[13]	Palomar Health GO	0.000%	8/1/28	500	421
	Palomar Health GO	5.000%	8/1/28	1,640	1,716
	Palomar Health GO	5.000%	8/1/28	8,570	8,974
[13]	Palomar Health GO	0.000%	8/1/29	7,210	5,835
	Palomar Health GO	5.000%	8/1/29	875	918
	Palomar Health GO	5.000%	8/1/29	4,340	4,555
	Palomar Health GO	4.000%	8/1/30	2,150	2,179
	Palomar Health GO	5.000%	8/1/30	1,130	1,188
	Palomar Health GO	4.000%	8/1/31	1,550	1,564
	Palomar Health GO	5.000%	8/1/31	800	842
	Palomar Health GO	4.000%	8/1/32	5,010	5,029
	Palomar Health GO	5.000%	8/1/33	1,320	1,390
	Palomar Health GO	0.000%	8/1/34	225	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	4.000%	8/1/34	1,000	1,001
	Palomar Health GO	0.000%	8/1/35	595	361
	Palomar Health GO	4.000%	8/1/35	100	98
	Palomar Health GO	0.000%	8/1/36	510	291
	Palomar Health GO	4.000%	8/1/36	5,015	4,942
	Palomar Health GO	0.000%	8/1/37	1,210	650
	Palomar Health GO	3.000%	8/1/37	250	200
	Palomar Health GO	4.000%	8/1/37	4,195	4,035
[13]	Palomar Health GO	7.000%	8/1/38	3,510	4,024
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,235
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,413
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,416
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,279
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	1,915
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	353
[5]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	287
[5]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,342
[3]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[3]	Paramount Unified School District GO	4.000%	8/1/31	125	132
[3]	Paramount Unified School District GO	4.000%	8/1/32	150	157
[3]	Paramount Unified School District GO	4.000%	8/1/33	145	151
[3]	Paramount Unified School District GO	4.000%	8/1/34	150	156
[3]	Paramount Unified School District GO	4.000%	8/1/35	300	309
[3]	Paramount Unified School District GO	4.000%	8/1/37	390	390
[3]	Paramount Unified School District GO	4.000%	8/1/38	690	686
[3]	Paramount Unified School District GO	4.000%	8/1/40	450	445
	Paramount Unified School District GO	0.000%	8/1/42	2,000	797
	Pasadena Area Community College District GO	5.000%	8/1/41	825	914
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,101
	Pasadena Area Community College District GO	5.000%	8/1/43	500	548
	Pasadena Unified School District GO	5.000%	8/1/25	750	778
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,038
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,074
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,137
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	656
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	823
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,089
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,080
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	642
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,524
	Peralta Community College District GO	5.000%	8/1/26	650	685
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,544
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,077
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,544
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,219
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,214
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,332
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,697
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,450
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,097
	Peralta Community College District GO	4.000%	8/1/39	3,570	3,509
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Perris Union CA High School District GO	4.000%	9/1/40	2,000	1,986
[5]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,052
	Perris Union High School District GO	4.000%	9/1/30	215	225
	Perris Union High School District GO	4.000%	9/1/31	350	365
	Perris Union High School District GO	4.000%	9/1/33	600	623
	Perris Union High School District GO	3.000%	9/1/36	1,000	884
	Perris Union High School District GO	3.000%	9/1/38	800	677
	Perris Union High School District GO	3.000%	9/1/39	850	706
	Perris Union High School District GO	3.000%	9/1/40	1,000	824
	Perris Union High School District GO	2.125%	9/1/41	2,500	1,681
	Piedmont Unified School District GO	3.000%	8/1/39	180	153
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	866
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	912
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,235
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,301
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28	3,000	3,138
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,367
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,760
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	135
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	285
[1]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,211
[1]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,203
[1]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,631
[1]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,153
[1]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,167
[1]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	1,931
[7]	Pittsburg Unified School District GO TOB VRDO	4.180%	9/7/23	7,575	7,575
[1]	Placentia-Yorba Linda Unified School District (Refunding Project) COP	5.000%	10/1/23	500	501
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,418
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,520
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,399
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,638
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,010
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,846
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	112
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,336
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,303
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	851
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,047
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,569
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	1,859
[1]	Placer Union High School District GO	0.000%	8/1/31	8,800	6,547
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	429
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	926
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	512
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	871
	Pleasanton Unified School District GO	5.000%	8/1/33	1,000	1,138
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,078
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,020
	Pleasanton Unified School District GO	5.000%	8/1/35	1,000	1,132
[3]	Pomona Unified School District GO	5.000%	8/1/26	450	456
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,192
	Pomona Unified School District GO	4.000%	8/1/37	920	929
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,130
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,119
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,242
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,659
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,298
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,720
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,606
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,834
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,043
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,009
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,340
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,728
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,019
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/24	100	102
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	155
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	131
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	123
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	136
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	166
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	191
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	132
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	157
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	161
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	156
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/35	235	241
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	202
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	175
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	218
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	268
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portola Valley School District GO	3.000%	8/1/35	875	811
	Portola Valley School District GO	3.000%	8/1/36	640	575
	Portola Valley School District GO	3.000%	8/1/37	700	612
	Portola Valley School District GO	3.000%	8/1/38	675	576
	Portola Valley School District GO	3.000%	8/1/39	725	611
	Portola Valley School District GO	3.000%	8/1/40	530	440
[3,11]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	610
[3,11]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	403
[3,11]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,215
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,423
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,647
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,692
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,422
	Poway Unified School District GO	0.000%	8/1/30	100	79
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,798
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,334
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,361
	Poway Unified School District GO	0.000%	8/1/36	7,500	4,483
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,729
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,180
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,000
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,016
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,548
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	802
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,821
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,037
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,634
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	901
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	963
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	955	967
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,180	1,193
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,235	1,249
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,345	1,360
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,440	1,456
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,515	1,531
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,605	1,620
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	180
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	130
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	150
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	146
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	319
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	270
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	398
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	378
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	356
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	159
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	362
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	508
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	205
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	715
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	415
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	810
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	458
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	924
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	135
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	148
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	161
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	180
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	200
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	240
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	897
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,117
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,117
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	461
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,242
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	342
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,728
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,846
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,525
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,424
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,739
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	11,000	8,559
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	4,105	3,383
	Ravenswood CA City School District GO	4.000%	8/1/32	130	135
	Ravenswood CA City School District GO	4.000%	8/1/33	150	156
	Ravenswood CA City School District GO	4.000%	8/1/34	150	155
	Ravenswood CA City School District GO	4.000%	8/1/36	270	271
	Ravenswood CA City School District GO	4.000%	8/1/38	975	965
	Ravenswood CA City School District GO	4.000%	8/1/40	590	580
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	760
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	853
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	750
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,048
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	871
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	304
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	385
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	700
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,039
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,041
[5]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	499
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,573
[4]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,119
	Redwood City School District GO	3.000%	8/1/33	1,430	1,333
	Redwood City School District GO	3.000%	8/1/40	1,490	1,228
[7]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	9/7/23	1,875	1,875
[7]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	9/7/23	2,685	2,685
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,086
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,390
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	507
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	818
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	8,225	8,667
[3]	Rialto Unified School District GO	0.000%	8/1/28	115	97
[3]	Rialto Unified School District GO	0.000%	8/1/29	140	113
[3]	Rialto Unified School District GO	0.000%	8/1/30	340	265
[3]	Rialto Unified School District GO	0.000%	8/1/31	365	273
[3]	Rialto Unified School District GO	0.000%	8/1/32	500	359
[3]	Rialto Unified School District GO	0.000%	8/1/33	860	591
[3]	Rialto Unified School District GO	0.000%	8/1/34	400	262
[3]	Rialto Unified School District GO	0.000%	8/1/35	825	512
[3]	Rialto Unified School District GO	0.000%	8/1/36	720	421
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,522
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,175
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,352
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	1,997
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	815
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,010
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	80	83
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	611
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,029
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,133
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,324
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,753
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,097
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,299
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,310
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,795
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,706
[3]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,509
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,538
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	406
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	332
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	868
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,001
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,333
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,067
[7,9]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.300%	9/1/23	80,050	80,050
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,439
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	634
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,138
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	2,951
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	6,926
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,383
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,372
	Riverside Community College District GO	3.000%	8/1/33	770	731
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,830
	Riverside Community College District GO	3.000%	8/1/36	1,000	904
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,808
	Riverside Community College District GO	3.000%	8/1/37	2,125	1,864
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,613
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,129
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,767
	Riverside Community College District GO	3.000%	8/1/39	3,500	2,931
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,382
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,360
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,190
[5]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,176
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	515
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,102
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,960
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,022
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	994
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,302
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,352
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,445
[3]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,796
[3]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,300
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	1,907
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,491
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,200
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	549
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	788
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	2,984
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,127
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	620
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,250
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/34	1,975	2,005
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,058
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	1,900	2,011
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	304
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,617
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,771
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,649
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,216
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,088
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	2,295	2,226
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,566
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,814
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	306
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	311
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	396
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	691
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	658
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	601
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	694
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	711
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,194
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,009
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,801
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,411
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,288
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,073
	Riverside Unified School District GO	4.000%	8/1/29	850	875
	Riverside Unified School District GO	4.000%	8/1/30	850	875
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,287
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,163
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,770
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,720
	Riverside Unified School District GO	3.000%	8/1/38	2,310	1,952
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,162
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,182
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,591
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,705
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,885
[5]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,870
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	97
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	96
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	110
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	266
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	372
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	30
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	109
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	99
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	218
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	119
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	203
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	204
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	196
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	238
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	504
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	123
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	84
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	163
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	261
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	242
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	560
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	490
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	708
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	458
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,127
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	672
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	269
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,023
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	443
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	550
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,117
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,181
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	808
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,153
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,869
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	273
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	330
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	537
[3]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,618
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	561
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	518
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	451
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	421
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,626
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	873
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	774
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,158
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,172
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,118
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,120
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	464
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	686
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/24	300	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	284
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	659
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	253
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	506
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,294
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,354
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,363
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	611
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	219
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	647
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,098
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	239
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,107
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	208
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,615
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	207
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	228
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	207
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	624
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	460
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/36	700	770
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,006
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/37	680	741
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,084
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,004
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,000	2,160
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/40	2,885	3,106
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,690
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,147
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,302
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	220
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	387
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	501
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	631
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	256
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	217
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	310
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	545
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	620
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,158
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,622
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	3,951
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,728
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,618
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,337
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,162
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,726
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,508
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,061
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,345
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,633
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,140
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,543
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,357
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,444
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,210
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,350
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,793
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,595
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,519
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,630
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,527
	Sacramento City Unified School District GO	4.000%	8/1/42	3,125	3,070
[7,9]	Sacramento City Unified School District GO TOB VRDO	4.090%	9/7/23	1,200	1,200
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,212
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	831
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,212
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,254
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,517
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,396
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,485
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,137
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,075
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,952
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,547
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,401
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,368
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,700
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,003
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,283
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	726
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,638
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	817
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,046
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,085
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,344
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,699
[3]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	972
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,003
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	16,010	16,511
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,063
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/27	2,360	2,432
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/28	3,000	3,112
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/29	1,105	1,148
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/30	5,030	5,241
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/32	3,050	3,191
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/34	3,400	3,539
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/35	1,635	1,683
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/36	1,000	1,017
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/37	1,200	1,205
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/42	5,000	4,828
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,541
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,102
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,181
[1]	Sacramento County CA COP	5.000%	10/1/27	660	710
[1]	Sacramento County CA COP	5.000%	10/1/28	695	762
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,891
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,229
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	2,963
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,025
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,440
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	3,610	4,079
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	3,400	3,910
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,700
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,084
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,653
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,557
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,688
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,117
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,143
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,419
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,528
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,876
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,637
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,470
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,821
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	12,839
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	859
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	680
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	934
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,732
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,792
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	1,943
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,023
[3]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salinas Union High School District GO	5.000%	8/1/35	1,030	1,198
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,013
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,201
	Salinas Union High School District GO	4.000%	8/1/39	1,000	995
	Salinas Union High School District GO	4.000%	8/1/40	1,000	990
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,544
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	350
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	477
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	580
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	938
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,337
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,530
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,547
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,220
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	2,735	2,990
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,712
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,454
[5]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,166
[5]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	268
[3,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	395
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	384
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,150
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,036
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	677
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,671
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	936
[3]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	2,548
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	799
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	835
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	722
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	755
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	761
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,669
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,182
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	694
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	16,011
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,400	14,208
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	10,472

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	4,370	4,543
San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	4,395	4,025
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	869
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,407
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	230
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,533
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,928
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	872
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,265
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,739
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,615
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,126
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,313
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,543
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,754
San Diego CA Unified School District GO	5.000%	7/1/26	5,590	5,782
San Diego CA Unified School District GO	0.000%	7/1/28	5,925	5,040
San Diego CA Unified School District GO	5.000%	7/1/28	6,555	6,787
San Diego CA Unified School District GO	5.000%	7/1/28	725	751
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,012
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,663
San Diego CA Unified School District GO	5.000%	7/1/29	750	776
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,528
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,563
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,028
San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,839
San Diego CA Unified School District GO	0.000%	7/1/30	10,135	7,998
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,716
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,240
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,424
San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,008
San Diego CA Unified School District GO	5.000%	7/1/33	4,565	4,922
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,740
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,088
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,161
San Diego CA Unified School District GO	0.000%	7/1/35	1,275	810
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,472
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,086
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,678
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,195
San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,088
San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,142
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,478
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,757
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,605
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,812
San Diego CA Unified School District GO	5.000%	7/1/38	250	281
San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,118
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,561
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,019
San Diego CA Unified School District GO	5.000%	7/1/39	360	401
San Diego CA Unified School District GO	0.000%	7/1/40	1,500	722
San Diego CA Unified School District GO	5.000%	7/1/40	485	536
San Diego CA Unified School District GO	5.000%	7/1/41	620	682
San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,212
San Diego CA Unified School District GO	5.000%	7/1/42	430	471
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,487
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,189
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,836
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,211
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,494
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	958
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	825
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	504
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,712
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	820
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,450
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,765
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,804
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,034
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,038
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,593
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,188
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	5,877
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,251
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,078
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	868
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,781
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,980
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,072
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	2,954
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,409
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	515
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	919

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,068
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,080
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,201
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,064
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,927
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	456
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,336
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,110
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,631
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,777
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	616
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,919
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,117
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	640
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,797
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,307
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	670
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,428
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	704
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,459
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,419
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,118
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,185
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,148
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,133
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,079
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,064
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,684
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,540
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,247
San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,298
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,476
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,513
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	1,841
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,252
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,635
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,352
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,482
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,331
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,690
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,785
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	571
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,107
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,098
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	2,806
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	893
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,771
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,107
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,254
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,468
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,246
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,294
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,083
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,094
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	875
	San Dieguito Union High School District GO	3.000%	8/1/38	4,160	3,547
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,028
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,024
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,023
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,654
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,175
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,679
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,003
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,771
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,419
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	5,961
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,594
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,657
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,215
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,529
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,052
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,225
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	4,000	3,124
[7]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	395
[7]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	365
[7]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	1,926
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,772
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,815
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,104
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	4,988
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,585
	San Francisco CA City & County GO	4.000%	6/15/31	1,310	1,394
	San Francisco CA City & County GO	5.000%	6/15/31	2,715	3,162
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,515
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,737
	San Francisco CA City & County GO	5.000%	6/15/32	3,250	3,837
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,021
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,207
	San Francisco CA City & County GO	4.000%	6/15/35	200	207
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,167
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	922
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,009
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,005
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,466
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,245
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,214
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,001
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	1,869
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,965
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,774
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,690	1,743
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,000	2,038
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,524
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,757

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,500	1,498
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	3,100	3,501
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,857
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	1,505	1,699
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,584
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,477
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	3,119
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,651
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,545
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	3,728
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	3,917
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,322
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	4,547
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	4,782
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,554
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,109
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,087
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,201
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,287
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,676
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,174
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,367
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,150
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,343
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	1,991
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	5,573
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	669
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,620
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,175
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	11,268
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	6,346
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,920
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,702
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,969
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,254
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,890
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,762
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,799
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,798
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	5,912
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,721
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,569
San Francisco City & County CA (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,198
San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	7,997
San Francisco City & County CA (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,560
San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,298
San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	5,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,046
	San Francisco City & County CA COP	5.000%	4/1/27	13,095	13,612
	San Francisco City & County CA COP	4.000%	4/1/28	2,015	2,111
	San Francisco City & County CA COP	4.000%	4/1/29	2,095	2,196
	San Francisco City & County CA COP	4.000%	4/1/30	2,180	2,286
	San Francisco City & County CA COP	4.000%	4/1/31	2,265	2,372
	San Francisco City & County CA COP	4.000%	4/1/31	1,915	1,974
	San Francisco City & County CA COP	4.000%	4/1/32	2,355	2,453
	San Francisco City & County CA COP	4.000%	4/1/33	2,450	2,543
	San Francisco City & County CA COP	4.000%	4/1/35	8,660	8,700
	San Francisco City & County CA COP	4.000%	4/1/37	8,590	8,631
	San Francisco City & County CA COP	4.000%	4/1/38	4,935	4,935
[7]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	520
[7]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	515
[7]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	497
[7]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.300%	9/1/23	60,850	60,850
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,032
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,254
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,246
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,097
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,866
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	1,960
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	4,815	5,528
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	7,264
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	4,000	4,668
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,112
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	9,843
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,882
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,319
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,363
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,124
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,136
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,375	1,561
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,425

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,128
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	1,500	1,683
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,783
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,490	1,666
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,190	1,320
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	7,250	7,697
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	36,665
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	871
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	412
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,664
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,049
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	691
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	692
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	942
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	652
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	309
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	412
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	534
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	525
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	931
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	794

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	636
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	983
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	902
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	785
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	582
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	649
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	813
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	137
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	446
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	244
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	142
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	525
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	468
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	407
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	701
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	734
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	419
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	365
[1,11]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Transbay Infrastructure Project)	5.000%	8/1/43	2,210	2,384
	San Francisco Community College District GO	5.000%	6/15/25	3,045	3,136
	San Francisco Community College District GO	5.000%	6/15/29	760	839
	San Francisco Community College District GO	5.000%	6/15/31	500	561
	San Francisco Community College District GO	5.000%	6/15/32	805	902
	San Francisco Community College District GO	4.000%	6/15/33	850	877
	San Francisco Community College District GO	4.000%	6/15/34	595	611
[7]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	4.140%	9/7/23	4,000	4,000
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,117
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	10,305
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,250
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,075
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,596
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,370
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	9,463
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,400
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,599
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,263
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	5,840
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,106
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,191
[1]	San Jacinto Unified School District COP	5.000%	9/1/23	470	470
[1]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,000
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,393
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,557
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,704
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,858
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,611
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,585
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	6,111
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,125
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,596
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	18,236
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	7,045
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	88
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	37
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	821
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	3,085	3,405
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	470
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	9,725	10,014
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,211
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	74
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,767
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,430
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	435
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	599
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	307
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	470
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	3,000	3,035
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,142
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	12,838
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	232
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	205
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	209
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	180
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	243
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	301
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	416
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	784
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	810
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	849
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	858
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	373
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	374
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	499
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	595
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	714
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,210
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	633
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	737
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,037
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	892
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	1,955
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,527
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	2,939
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,610
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,342
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,493
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,486
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,234
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,947
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,384
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,844
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,638
	San Jose Unified School District GO	5.000%	8/1/26	775	819
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,330
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,007
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,354
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,628
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,865
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,072
	San Juan Unified School District GO	4.000%	8/1/30	700	728
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,322
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,037
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,313
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,300
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,456
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,339
[3]	San Leandro Unified School District GO	4.000%	8/1/28	200	210
[3]	San Leandro Unified School District GO	4.000%	8/1/30	355	368
[3]	San Leandro Unified School District GO	4.000%	8/1/31	415	430
[3]	San Leandro Unified School District GO	4.000%	8/1/32	525	542
[3]	San Leandro Unified School District GO	4.000%	8/1/33	400	412
[3]	San Leandro Unified School District GO	4.000%	8/1/34	670	689
[3]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,248
[3]	San Leandro Unified School District GO	4.000%	8/1/35	275	280
[3]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,363
[3]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,244
[3]	San Leandro Unified School District GO	4.000%	8/1/38	810	811
[3]	San Leandro Unified School District GO	4.000%	8/1/39	400	400
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	387
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	304
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	548
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	130
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	154
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	118
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	98
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	98
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	307
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	596
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	132
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,756
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,805
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,754
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	824
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	667
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	642
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	954
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	802
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,132
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	907
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,210
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,057
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,394
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,832
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,156
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,572
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,372
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,514
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,912
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	846
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,816
	San Marcos Unified School District GO	4.000%	8/1/32	300	309
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,832
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,321
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,592
[5]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,792
[5]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,041
[5]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	11,419
	San Mateo Foster CA City School District GO	4.000%	8/1/43	1,200	1,202
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,004
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	600
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	599
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,031
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,594
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,662
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,787
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,268
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,612
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,112
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,152
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,178
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,229
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,026
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,268
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,524
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,869
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,451
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	113
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/27	3,500	3,790
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/28	2,195	2,418
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/29	2,280	2,555
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,629
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	1,999
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,621
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,219
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,728
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,888
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,312
[5]	San Rafael CA City High School District GO	0.000%	8/1/25	410	381
[5]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	2,977
[5]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,237
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,095
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,213
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,014
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	832
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,195
[5]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,644
[5]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,659
[5]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,440
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	706
	San Ramon CA COP	4.000%	6/1/37	1,225	1,234
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	962
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,481
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,509
[3]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,548
[3]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,630
[3]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,708
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	116
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	102
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	120
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	106
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	112
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	211
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	132
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	157
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	270
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	537
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	301
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	217
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	652
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	297
[5]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,291
[1]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,195
[1]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,183
[1]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,227
[1]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,294
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	488
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,145
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,233
[3]	Sanger Unified School District GO	3.000%	8/1/35	680	619
[3]	Sanger Unified School District GO	3.000%	8/1/36	750	663
[3]	Sanger Unified School District GO	3.000%	8/1/37	820	700
[3]	Sanger Unified School District GO	4.000%	8/1/37	330	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sanger Unified School District GO	3.000%	8/1/39	375	307
[3]	Sanger Unified School District GO	4.000%	8/1/39	330	330
[3]	Sanger Unified School District GO	4.000%	8/1/40	250	249
[3]	Sanger Unified School District GO	4.000%	8/1/41	325	323
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	360
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	515
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	525
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	514
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	903
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,240
[5]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	2,991
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	913
	Santa Clara County CA GO	3.500%	8/1/38	160	148
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	6,715
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,016
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	7,576
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	6,000	5,546
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,798
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,753
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,702
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,132
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,676
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,657
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,853
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,487
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,073
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,276
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,828
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,517
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/26	3,750	3,988
[5]	Santa Clarita Community College District GO	0.000%	8/1/28	400	340
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,482
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,704
	Santa Clarita Community College District GO	3.000%	8/1/33	350	326
	Santa Clarita Community College District GO	3.000%	8/1/37	800	684
	Santa Clarita Community College District GO	3.000%	8/1/38	750	634
	Santa Clarita Community College District GO	3.000%	8/1/39	900	749
	Santa Clarita Community College District GO	3.000%	8/1/40	800	659
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	370
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	361
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	365
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	202
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	311
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	413
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	384
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	722
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	755
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	578
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,307
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,148
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,123
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,442
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,363
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	9,974
	Santa Monica Community College District GO	5.000%	8/1/31	600	659
	Santa Monica Community College District GO	4.000%	8/1/33	500	522
	Santa Monica Community College District GO	4.000%	8/1/34	655	680
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,587
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,540
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,175
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,019
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	661
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	104
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	155
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	228
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	362
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	513
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	347
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	616
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	515
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	740
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	472
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,600	1,282
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	844
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	971
[1,4]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,413
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	758
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	911
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	977
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	850
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,161
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,051
[3]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,552
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	793
[3]	Santa Rosa High School District GO	4.000%	8/1/37	425	427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,094
[3]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	987
[3]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,238
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,261
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	181
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	704
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	521
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	621
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	690
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,135
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	999
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	480
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	290
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	301
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	697
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	670
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,729
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,135
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,566
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,014
	Simi Valley Unified School District GO	4.000%	8/1/32	200	206
	Simi Valley Unified School District GO	3.000%	8/1/35	525	473
	Simi Valley Unified School District GO	3.000%	8/1/36	750	658
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,249
	Simi Valley Unified School District GO	3.000%	8/1/37	500	428
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,322
	Simi Valley Unified School District GO	4.000%	8/1/38	350	349
	Simi Valley Unified School District GO	4.000%	8/1/39	365	363
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,120
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,730
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,718
	Sonoma County Junior College District GO	5.000%	8/1/41	10,000	10,379
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	340
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	531
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	990
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,422
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,315
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,698
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	33
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	50
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	83
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	99
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/26	2,055	2,168
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,507
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,043
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,285
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	967
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	555
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	374
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	561
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	698
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	6,416
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,675
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,838
[1]	South Tahoe Joint Powers Financing Authority Tax Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,002
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	11,285	12,603
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,540
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,511
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	10,000	11,023
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,817
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	4,958
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	959
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,293
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	618
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	739

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,222
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,262
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,241
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,404
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,913
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	5,549
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,057
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,169
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,385
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,509
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	409
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	8,423
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/26	750	777
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,515
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,557
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,526
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,500
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,416
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,019
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	2,937
Southwestern Community College District GO	5.000%	8/1/29	1,000	1,060
Southwestern Community College District GO	4.000%	8/1/31	300	309
Southwestern Community College District GO	4.000%	8/1/32	1,000	1,021
Southwestern Community College District GO	4.000%	8/1/32	250	257
Southwestern Community College District GO	4.000%	8/1/33	300	308
Southwestern Community College District GO	4.000%	8/1/33	250	263
Southwestern Community College District GO	4.000%	8/1/34	1,760	1,795
Southwestern Community College District GO	4.000%	8/1/36	1,200	1,218
Southwestern Community College District GO	4.000%	8/1/36	1,360	1,388
Southwestern Community College District GO	4.000%	8/1/37	730	739
Southwestern Community College District GO	4.000%	8/1/37	400	407
Southwestern Community College District GO	3.000%	8/1/38	900	766
Southwestern Community College District GO	4.000%	8/1/38	1,110	1,116
Southwestern Community College District GO	4.000%	8/1/39	1,745	1,750
Southwestern Community College District GO	3.000%	8/1/40	2,425	1,999
Southwestern Community College District GO, ETM	0.000%	8/1/24	750	727
Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,022
Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,728
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,086
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,743
	State Center Community College District GO	5.000%	8/1/27	675	729
	State Center Community College District GO	4.000%	8/1/34	1,000	1,030
	State Center Community College District GO	4.000%	8/1/36	1,045	1,061
	State Center Community College District GO	4.000%	8/1/37	1,025	1,035
	State Center Community College District GO	3.000%	8/1/40	5,000	4,147
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	725	726
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	900	915
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,034
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,053
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,362
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	1,985
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,705
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,929
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,786
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,408
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,733
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,680
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,709
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,015
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,016
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,395
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,268
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,068
[3]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	660
[3]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,094
[3]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,112
[3]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,191
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,061
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,573
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,170
[1]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,572
[3]	Stockton Unified School District GO	5.000%	8/1/24	100	102
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	646
[3]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,015
[3]	Stockton Unified School District GO	5.000%	8/1/29	600	609
[3]	Stockton Unified School District GO	5.000%	8/1/29	805	884
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,960	1,975
[3]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,579
[3]	Stockton Unified School District GO	5.000%	8/1/31	1,875	1,904
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	437
[3]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,284
[3]	Stockton Unified School District GO	3.250%	8/1/34	630	607
[1]	Stockton Unified School District GO	4.000%	8/1/34	2,550	2,708
[3]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,136
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,056
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,073
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,295
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,155
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,590
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	812
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,111
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,018
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,300
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,389
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,308
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,304
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,023
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,958
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,026
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	1,996
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,321
[3]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/40	5,000	5,120
	Sweetwater Union High School District GO	3.000%	8/1/24	425	420
	Sweetwater Union High School District GO	3.000%	8/1/25	455	445
	Sweetwater Union High School District GO	4.000%	8/1/27	250	254
[3]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,102
	Sweetwater Union High School District GO	5.000%	8/1/31	625	652
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,872
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,336
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,164
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,487
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	661
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	356
[3]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	339
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,746
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,843
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,506
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,049
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	593
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	534
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	572
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,069
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	839
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,763
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,819
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,780
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,919
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,468
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,284
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,079
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	393
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,295
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,251
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,728
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,222
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	3,048
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,301
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,590
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,666
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,871
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,051
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,765	1,696
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,021
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,110
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,056
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,628
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,092
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,985
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,399
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,557
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,250
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,070
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,184
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,721
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	145
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	163
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	184
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	209
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	234
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	264
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	294
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	323
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,096
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	2,926
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	405
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	986
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	613
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	619
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	643
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,286
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	762
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	707
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	635
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	529
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	528
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	632
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	1,745	1,824
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,035
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,031
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	600	607
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,027
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,193
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,005	966
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,520
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,007
[1]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,392
[3]	Tulare Local Health Care District GO	4.000%	8/1/24	405	406
[3]	Tulare Local Health Care District GO	4.000%	8/1/25	455	459
[3]	Tulare Local Health Care District GO	4.000%	8/1/26	515	524
[3]	Tulare Local Health Care District GO	4.000%	8/1/27	580	595
[3]	Tulare Local Health Care District GO	4.000%	8/1/28	435	450
[3]	Tulare Local Health Care District GO	4.000%	8/1/29	735	765
[3]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,378
[3]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,422
[3]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,104
[3]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,373
[3]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,902
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,402
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,912
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,031
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	750
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,012
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,884
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,357
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,018
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,736
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,591
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,544
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,653
[5]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	2,959
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,408
[5]	Ukiah Unified School District GO	0.000%	8/1/26	1,205	1,084
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,404
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,289
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,031
[5]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,086
	Union Elementary School District GO	0.000%	9/1/29	110	89
[5]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,735
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	800	847
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	1,030	1,089
	United Water Conservation District COP	5.000%	10/1/27	700	753
	United Water Conservation District COP	5.000%	10/1/28	740	811
	United Water Conservation District COP	5.000%	10/1/29	785	874
	United Water Conservation District COP	5.000%	10/1/30	835	942
	United Water Conservation District COP	5.000%	10/1/31	855	961
	United Water Conservation District COP	5.000%	10/1/32	875	982
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,117
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,154
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,192
	United Water Conservation District COP	4.000%	10/1/36	935	943
	United Water Conservation District COP	4.000%	10/1/37	980	975
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,001
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,046
	United Water Conservation District COP	4.000%	10/1/40	625	618
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,309
	University of California College & University Revenue	5.000%	5/15/27	6,985	7,532
	University of California College & University Revenue	5.000%	5/15/28	9,265	9,568
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,294
	University of California College & University Revenue	5.000%	5/15/28	6,570	7,225
	University of California College & University Revenue	5.000%	5/15/29	8,250	9,229
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,604
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,604
	University of California College & University Revenue	4.000%	5/15/30	7,535	7,883
	University of California College & University Revenue	5.000%	5/15/30	6,385	7,286
	University of California College & University Revenue	5.000%	5/15/31	15,095	16,220
	University of California College & University Revenue	5.000%	5/15/32	10,000	11,792
	University of California College & University Revenue	5.000%	5/15/33	6,760	7,385
	University of California College & University Revenue	5.000%	5/15/33	5,025	5,297
	University of California College & University Revenue	5.000%	5/15/33	6,995	7,206
	University of California College & University Revenue	5.000%	5/15/33	3,500	4,170
	University of California College & University Revenue	4.000%	5/15/34	10,620	10,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,165
	University of California College & University Revenue	5.000%	5/15/34	6,395	6,849
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,664
	University of California College & University Revenue	4.000%	5/15/35	20,790	21,097
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,166
	University of California College & University Revenue	5.000%	5/15/35	4,210	4,568
	University of California College & University Revenue	5.000%	5/15/35	625	689
	University of California College & University Revenue	5.000%	5/15/35	1,775	2,055
[11]	University of California College & University Revenue	5.000%	5/15/35	20,000	23,530
	University of California College & University Revenue	5.000%	5/15/36	5,425	5,682
	University of California College & University Revenue	5.000%	5/15/36	4,295	4,644
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,371
	University of California College & University Revenue	5.000%	5/15/36	3,050	3,411
	University of California College & University Revenue	5.000%	5/15/36	4,205	4,894
	University of California College & University Revenue	5.000%	5/15/36	5,000	5,819
	University of California College & University Revenue	5.000%	5/15/37	9,530	10,090
	University of California College & University Revenue	5.000%	5/15/37	11,710	12,398
	University of California College & University Revenue	5.000%	5/15/37	14,620	15,740
	University of California College & University Revenue	5.000%	5/15/37	9,665	10,965
	University of California College & University Revenue	5.000%	5/15/37	2,000	2,302
	University of California College & University Revenue	5.000%	5/15/37	8,825	10,158
	University of California College & University Revenue	5.000%	5/15/38	19,090	20,505
	University of California College & University Revenue	5.000%	5/15/38	4,355	4,719
	University of California College & University Revenue	5.000%	5/15/38	10,065	11,090
	University of California College & University Revenue	5.000%	5/15/38	5,230	5,946
	University of California College & University Revenue	5.000%	5/15/38	5,000	5,685
	University of California College & University Revenue	5.000%	5/15/39	2,345	2,529
	University of California College & University Revenue	5.000%	5/15/39	10,000	10,975
	University of California College & University Revenue	5.000%	5/15/39	4,945	5,611
	University of California College & University Revenue	4.000%	5/15/40	3,000	3,036

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/40	3,000	3,345
University of California College & University Revenue	5.000%	5/15/41	4,000	4,443
University of California College & University Revenue	5.000%	5/15/41	5,000	5,626
University of California College & University Revenue	5.000%	5/15/42	5,000	5,594
University of California College & University Revenue	5.000%	5/15/43	11,155	11,870
University of California College & University Revenue	5.000%	5/15/43	5,010	5,595
University of California College & University Revenue (Limited Project)	5.000%	5/15/24	690	699
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,431
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	7,110	7,338
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,047
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,494
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	2,315	2,387
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,943
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,691
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	12,061
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	15,979
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,632
University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,431
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	10,160
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	9,878
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,289
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,905
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,767
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	1,000	1,162
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,742
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,448
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,093
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,291
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,125
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,367
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,339
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	4,985
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,532
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,034
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,312
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	8,926
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	13,250	13,022
	Upland CA COP	5.000%	1/1/25	1,645	1,663
	Upland CA COP	5.000%	1/1/26	1,610	1,643
	Upland CA COP	5.000%	1/1/27	2,215	2,286
	Upland CA COP	5.000%	1/1/28	2,560	2,667
	Upland CA COP	5.000%	1/1/29	835	871
	Upland CA COP	5.000%	1/1/30	1,455	1,518
	Upland CA COP	5.000%	1/1/31	1,465	1,529
	Upland CA COP	5.000%	1/1/33	1,710	1,784
	Upland CA COP	5.000%	1/1/34	1,500	1,566
	Upland CA COP	4.000%	1/1/35	2,025	1,917
	Upland CA COP	4.000%	1/1/36	1,000	938
[1]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,173
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	851
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,062
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,060
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,306
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	865
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,342
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,413
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,487
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,223
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,224
	Vacaville Unified School District GO	4.000%	8/1/34	100	103
	Vacaville Unified School District GO	4.000%	8/1/36	300	304
	Vacaville Unified School District GO	4.000%	8/1/37	300	302
	Vacaville Unified School District GO	4.000%	8/1/39	500	499
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	256
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	271
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	303
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	487
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	921
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,099
[3]	Val Verde Unified School District GO	3.000%	8/1/30	220	216
[3]	Val Verde Unified School District GO	4.000%	8/1/31	100	104
[3]	Val Verde Unified School District GO	4.000%	8/1/33	300	308
[3]	Val Verde Unified School District GO	4.000%	8/1/33	140	144
[3]	Val Verde Unified School District GO	4.000%	8/1/35	250	255
[3]	Val Verde Unified School District GO	4.000%	8/1/36	150	152
[3]	Val Verde Unified School District GO	4.000%	8/1/37	200	201
[3]	Val Verde Unified School District GO	4.000%	8/1/37	250	251
[3]	Val Verde Unified School District GO	4.000%	8/1/39	300	298
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,005
[3]	Vallejo CA Water Revenue	4.000%	5/1/28	250	258
[3]	Vallejo CA Water Revenue	4.000%	5/1/29	150	156
[3]	Vallejo CA Water Revenue	4.000%	5/1/30	150	157
[3]	Vallejo CA Water Revenue	4.000%	5/1/31	200	211
[3]	Vallejo CA Water Revenue	4.000%	5/1/32	175	184
[3]	Vallejo CA Water Revenue	4.000%	5/1/33	150	156
[3]	Vallejo CA Water Revenue	4.000%	5/1/34	250	259
[3]	Vallejo CA Water Revenue	4.000%	5/1/35	250	257
[3]	Vallejo CA Water Revenue	4.000%	5/1/36	240	244
[3]	Vallejo CA Water Revenue	4.000%	5/1/37	400	401
[3]	Vallejo CA Water Revenue	4.000%	5/1/38	500	495
[3]	Vallejo CA Water Revenue	4.000%	5/1/40	350	346
[3]	Vallejo CA Water Revenue	4.000%	5/1/41	500	492
[3]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,122
[3]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,182
[3]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,237
	Ventura Unified School District GO	4.000%	8/1/40	880	870
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,678
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,550
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	520	520
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	1,150	1,156
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	237
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	575
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	749
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	640
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	839
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	2,055	2,101
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	616
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,767
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,496
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,848
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	2,120	2,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,600
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	525
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,700
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,793
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,066
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,321
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,064
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,389
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,065
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	765
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,659
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	762
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	469
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	538
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	494
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,649
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,202
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,167
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	400
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	593
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,237
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,392
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,083
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/33	2,755	3,097
[5]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,587
[5]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	2,978
	Washington Township Health Care District GO	4.000%	8/1/24	625	627
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,463
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,451
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,071
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,764
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	754
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	614
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	674
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	644
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	784
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	784

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	456
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	912
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	801
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,295
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	780
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	442
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	956
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	776
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	414
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	777
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,028
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,192
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	786
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	421
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,576
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	793
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,390
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	737
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	94
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	396
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,441
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	961
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,383
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	516
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,582
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,029
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,066
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,838
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	617
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	595
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,112
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,868
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	503
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	564
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	911
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	19
[7]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	4.180%	9/7/23	4,040	4,040
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	302
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	302
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	268
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	253
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	426
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	411
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,403
[13]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	743
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	364
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	462
[5]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,364
[13]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	759
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	463
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	526
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,616
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	657
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	641
[5]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,822
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	672
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	715
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,045
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	888
[3,5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,322
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,278
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,605
[13]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,829
[5]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	681
[1,15]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	5,480
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	941
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,191
[5]	West Contra Costa Unified School District GO	0.000%	8/1/34	2,970	1,929
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,679
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,701
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	651
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	562
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	596
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	557
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	586
[3]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	3,006
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	577
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	577
[3]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,208
[3]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,510
[3]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,364
[3]	West Contra Costa Unified School District GO	4.000%	8/1/45	1,975	1,910
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,425	3,479
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	5,690	5,780
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,265	3,317
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	410
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	785
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	668
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,085
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,475
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,526
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	417
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	794
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,697
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	877
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	2,915
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	533
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,076
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,601
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,039
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,593
[3]	Western Placer Unified School District GO	4.000%	8/1/31	885	911
[3]	Western Placer Unified School District GO	4.000%	8/1/31	755	777
[3]	Western Placer Unified School District GO	4.000%	8/1/32	920	946
[3]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,014
[3]	Western Placer Unified School District GO	4.000%	8/1/34	545	558
[3]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,042
[3]	Western Placer Unified School District GO	4.000%	8/1/35	630	640
[3]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,078
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/33	800	935
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/35	1,100	1,276
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/38	1,125	1,271
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/39	1,195	1,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Placer Waste Management Authority Resource Recovery Revenue	4.000%	6/1/42	5,250	5,165
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	125
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	387
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	303
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	458
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	464
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	243
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	417
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	431
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	236
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	315
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	430
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	514
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	305
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	554
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	498
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	527
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,143
	Whittier Union High School District GO	4.000%	8/1/41	1,000	993
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,123
[1]	William S Hart Union High School District GO	0.000%	8/1/35	680	427
[1]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,308
	Yuba Community College District GO	3.000%	8/1/28	1,000	982
	Yuba Community College District GO	3.000%	8/1/29	2,000	1,954
					14,807,041
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,116
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,063
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,471
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,468
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	389
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,569
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,500	1,287
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,829
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,594
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,105
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,723
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,763
					26,864
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	4,522	4,356
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	23,973	24,416
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	17,819	18,566
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	25,021	26,434
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	24,631	26,590
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	4,067	2,473
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	12,306	11,495
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,875	1,719
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	9,135	8,193
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,394
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,367
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,853
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	507
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,221
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,520	1,535
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	3,880	3,920
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	995
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,775	1,140
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,209	1,168
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	9,554	8,166
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,162	3,251
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,681	6,195
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	7,705	4,977
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	34,437	32,615
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	9,658	2,678
					204,224
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Sales Tax Revenue	5.000%	10/1/25	180	182
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Sales Tax Revenue	5.000%	10/1/26	455	460

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Matching Fund Special Purpose Securitization Corp. Miscellaneous Sales Tax Revenue	5.000%	10/1/27	680	685
				1,327
Total Tax-Exempt Municipal Bonds (Cost $15,705,727)				15,039,456
Total Investments (99.8%) (Cost $15,705,727)				15,039,456
Other Assets and Liabilities—Net (0.2%)				35,838
Net Assets (100%)				15,075,294
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $609,888,000, representing 4.0% of net assets.
8	Securities with a value of $1,660,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2023.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	522	106,386	236
5-Year U.S. Treasury Note	December 2023	905	96,764	548
				784

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(155)	(20,068)	(176)
				608
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,039,456	—	15,039,456
Derivative Financial Instruments
Assets
Futures Contracts[1]	784	—	—	784
Liabilities
Futures Contracts[1]	176	—	—	176
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.